The Bond Fund of America®
Investment portfolio
September 30, 2021
unaudited
Bonds, notes & other debt instruments 96.48% U.S. Treasury bonds & notes 40.86% U.S. Treasury 34.49%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2021	$694,000	$694,813
U.S. Treasury 1.50% 2021	134,710	135,031
U.S. Treasury 1.75% 2021	100,000	100,281
U.S. Treasury 0.125% 2022	276,582	276,690
U.S. Treasury 0.125% 2022	265,905	265,961
U.S. Treasury 0.125% 2022	84,840	84,836
U.S. Treasury 0.125% 2022	60,708	60,725
U.S. Treasury 0.125% 2022	53,100	53,117
U.S. Treasury 0.125% 2022	50,000	50,021
U.S. Treasury 0.125% 2022	10,000	10,000
U.S. Treasury 0.375% 2022	213	213
U.S. Treasury 1.375% 2022	100,000	100,443
U.S. Treasury 1.375% 2022	75,000	75,987
U.S. Treasury 1.625% 2022	357	364
U.S. Treasury 1.75% 2022	45,000	45,592
U.S. Treasury 1.875% 2022	54,500	55,076
U.S. Treasury 2.125% 2022[1]	32,000	32,792
U.S. Treasury 2.50% 2022	800,000	805,656
U.S. Treasury 0.125% 2023[1]	2,038,008	2,032,710
U.S. Treasury 0.125% 2023	521,057	519,986
U.S. Treasury 0.125% 2023	195,679	195,444
U.S. Treasury 0.125% 2023	141,672	141,560
U.S. Treasury 0.125% 2023	85,000	84,711
U.S. Treasury 0.125% 2023	40,000	39,950
U.S. Treasury 0.125% 2023	40,000	39,933
U.S. Treasury 0.125% 2023	25,000	24,888
U.S. Treasury 0.125% 2023	24,176	24,169
U.S. Treasury 0.125% 2023	10,981	10,964
U.S. Treasury 0.125% 2023	1,000	999
U.S. Treasury 0.25% 2023	20,000	19,976
U.S. Treasury 1.375% 2023	7,000	7,141
U.S. Treasury 1.625% 2023	15,000	15,337
U.S. Treasury 1.75% 2023	3,100	3,178
U.S. Treasury 2.125% 2023	16,428	17,068
U.S. Treasury 2.50% 2023	57,300	59,289
U.S. Treasury 2.625% 2023	15,000	15,626
U.S. Treasury 2.75% 2023	25,000	26,054
U.S. Treasury 2.875% 2023	54,729	57,547
U.S. Treasury 0.125% 2024	900,000	894,994
U.S. Treasury 0.125% 2024	100,000	99,483
U.S. Treasury 0.25% 2024	190,200	189,559
U.S. Treasury 0.25% 2024	85,167	84,754
U.S. Treasury 0.375% 2024	561,802	559,854
U.S. Treasury 0.375% 2024	508,919	508,465
U.S. Treasury 0.375% 2024	286,158	284,945
The Bond Fund of America — Page 1 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2024	$75,000	$76,623
U.S. Treasury 1.50% 2024	130,000	133,826
U.S. Treasury 1.50% 2024	78,200	80,486
U.S. Treasury 1.50% 2024	1,000	1,029
U.S. Treasury 1.75% 2024	40,000	41,409
U.S. Treasury 2.00% 2024	442,300	460,469
U.S. Treasury 2.00% 2024	183,000	190,421
U.S. Treasury 2.00% 2024	55,000	57,306
U.S. Treasury 2.125% 2024	105,265	109,756
U.S. Treasury 2.125% 2024	18,000	18,880
U.S. Treasury 2.125% 2024	8,000	8,381
U.S. Treasury 2.25% 2024	50,633	53,003
U.S. Treasury 2.25% 2024	3,000	3,160
U.S. Treasury 2.375% 2024	67,233	70,444
U.S. Treasury 2.50% 2024	4,000	4,216
U.S. Treasury 0.25% 2025	220,000	216,135
U.S. Treasury 0.25% 2025	74,311	72,624
U.S. Treasury 0.25% 2025	17,576	17,205
U.S. Treasury 0.25% 2025	1,000	983
U.S. Treasury 0.375% 2025	1,976,312	1,936,966
U.S. Treasury 0.375% 2025	774,250	759,647
U.S. Treasury 2.625% 2025	135,324	144,576
U.S. Treasury 2.625% 2025	63,822	68,566
U.S. Treasury 2.75% 2025[1]	992,493	1,063,944
U.S. Treasury 2.75% 2025	31,813	34,204
U.S. Treasury 2.875% 2025	272,175	293,636
U.S. Treasury 0.375% 2026	752,665	736,597
U.S. Treasury 0.50% 2026	71,143	69,955
U.S. Treasury 0.625% 2026	160,154	157,605
U.S. Treasury 0.75% 2026	678,267	673,655
U.S. Treasury 0.75% 2026	608,160	603,577
U.S. Treasury 0.75% 2026	287,431	284,386
U.S. Treasury 0.75% 2026	213,977	212,191
U.S. Treasury 0.875% 2026	8,802	8,772
U.S. Treasury 1.625% 2026	—[2]	—[2]
U.S. Treasury 1.875% 2026	30,000	31,312
U.S. Treasury 2.00% 2026	15,600	16,375
U.S. Treasury 2.125% 2026	31,000	32,701
U.S. Treasury 2.25% 2026	8,000	8,479
U.S. Treasury 2.625% 2026	109,585	117,826
U.S. Treasury 0.375% 2027	124,759	119,435
U.S. Treasury 0.375% 2027	75,000	71,588
U.S. Treasury 0.50% 2027	470,216	452,695
U.S. Treasury 0.50% 2027	55,500	53,276
U.S. Treasury 0.50% 2027	16,000	15,462
U.S. Treasury 0.50% 2027	6,000	5,793
U.S. Treasury 0.625% 2027	112,389	108,446
U.S. Treasury 0.625% 2027	42,000	40,576
U.S. Treasury 2.25% 2027	100,000	106,356
U.S. Treasury 2.25% 2027	3,000	3,188
U.S. Treasury 0.75% 2028	22,450	21,803
U.S. Treasury 1.00% 2028	5,473	5,367
U.S. Treasury 1.125% 2028	193,881	192,704
U.S. Treasury 1.125% 2028	32,758	32,371
The Bond Fund of America — Page 2 of 64

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2028	$140,850	$140,898
U.S. Treasury 1.25% 2028	119,025	118,785
U.S. Treasury 1.25% 2028	35,332	35,318
U.S. Treasury 1.25% 2028	29,228	29,193
U.S. Treasury 2.75% 2028	17,398	19,043
U.S. Treasury 2.875% 2028	61,335	67,679
U.S. Treasury 2.875% 2028	3,760	4,154
U.S. Treasury 1.625% 2029	398	405
U.S. Treasury 2.375% 2029	2,000	2,146
U.S. Treasury 0.625% 2030	50,987	47,460
U.S. Treasury 0.625% 2030	17,638	16,470
U.S. Treasury 0.875% 2030	12,500	11,868
U.S. Treasury 1.50% 2030	11,399	11,476
U.S. Treasury 1.125% 2031	121,311	117,537
U.S. Treasury 1.25% 2031	655,121	639,313
U.S. Treasury 1.625% 2031	108,533	109,833
U.S. Treasury 1.125% 2040	289,745	249,251
U.S. Treasury 1.125% 2040	255,059	220,407
U.S. Treasury 1.375% 2040	194,875	174,988
U.S. Treasury 4.625% 2040	9,400	13,433
U.S. Treasury 1.75% 2041	138,804	132,602
U.S. Treasury 1.875% 2041	211,248	206,575
U.S. Treasury 2.25% 2041	852	885
U.S. Treasury 3.125% 2041	20,000	23,814
U.S. Treasury 4.375% 2041	11,500	16,103
U.S. Treasury 2.75% 2042	18,500	20,797
U.S. Treasury 2.75% 2042	7,000	7,876
U.S. Treasury 2.875% 2043	23,810	27,316
U.S. Treasury 3.00% 2044	900	1,056
U.S. Treasury 3.375% 2044	38,700	48,090
U.S. Treasury 2.50% 2045	360	389
U.S. Treasury 3.00% 2045	10,552	12,434
U.S. Treasury 3.00% 2045	560	659
U.S. Treasury 2.25% 2046	4,500	4,646
U.S. Treasury 2.50% 2046	173,562	187,688
U.S. Treasury 2.50% 2046	18,730	20,262
U.S. Treasury 2.875% 2046	9,369	10,848
U.S. Treasury 2.75% 2047	20,593	23,368
U.S. Treasury 2.75% 2047	5,300	6,019
U.S. Treasury 3.00% 2047	92,013	109,001
U.S. Treasury 3.00% 2047	86,916	103,073
U.S. Treasury 3.00% 2048	167,901	199,592
U.S. Treasury 3.00% 2048	11,100	13,223
U.S. Treasury 3.125% 2048	5,150	6,265
U.S. Treasury 3.375% 2048	12,545	15,979
U.S. Treasury 2.25% 2049	170,547	176,711
U.S. Treasury 2.375% 2049	96,544	102,722
U.S. Treasury 2.875% 2049	199,400	233,216
U.S. Treasury 3.00% 2049	55,766	66,653
U.S. Treasury 1.25% 2050	417,450	341,359
U.S. Treasury 1.375% 2050[1]	934,600	788,377
U.S. Treasury 1.625% 2050	854,659	767,540
U.S. Treasury 2.00% 2050	32,100	31,523
U.S. Treasury 1.875% 2051	138,647	132,151
The Bond Fund of America — Page 3 of 64

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2051	$315,053	$309,296
U.S. Treasury 2.375% 2051	961,461	1,025,469
		26,109,802
U.S. Treasury inflation-protected securities 6.37%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	313,977	321,718
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	303,584	307,954
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	225,944	233,688
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	27,329	28,802
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	709,879	743,044
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	264,028	282,381
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	85,662	91,436
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	81,336	86,856
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	62,540	66,729
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	1,296,451	1,403,777
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	29,905	33,236
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	60,082	66,025
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	418,484	459,328
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	118,902	130,947
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	2,957	4,454
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	143,450	174,803
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	30,577	34,430
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	321,960	352,663
		4,822,271
Total U.S. Treasury bonds & notes		30,932,073
Corporate bonds, notes & loans 33.31% Financials 7.38%
ACE INA Holdings, Inc. 2.875% 2022	1,585	1,622
ACE INA Holdings, Inc. 3.35% 2026	100	109
ACE INA Holdings, Inc. 4.35% 2045	1,465	1,845
AerCap Holdings NV 6.50% 2025	4,854	5,630
Allstate Corp. 0.75% 2025	2,089	2,064
Allstate Corp. 1.45% 2030	10,000	9,564
Allstate Corp. 3.85% 2049	9,000	10,682
Ally Financial, Inc. 5.125% 2024	3,863	4,328
Ally Financial, Inc. 5.80% 2025	6,400	7,365
Ally Financial, Inc. 8.00% 2031	39,649	56,722
American Express Co. 3.00% 2024	20,000	21,356
American Express Co. 3.625% 2024	26,350	28,592
American Express Co. 3.125% 2026	650	704
American International Group, Inc. 2.50% 2025	8,500	8,904
American International Group, Inc. 3.90% 2026	2,625	2,914
American International Group, Inc. 3.40% 2030	14,120	15,418
American International Group, Inc. 4.80% 2045	1,150	1,461
American International Group, Inc. 4.375% 2050	15,640	19,284
Arthur J. Gallagher & Co. 3.50% 2051	8,275	8,876
Australia & New Zealand Banking Group, Ltd. 2.625% 2022	15,000	15,228
AXA Equitable Holdings, Inc. 3.90% 2023	3,617	3,795
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[4,5]	11,225	11,003
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[4]	7,500	8,392
The Bond Fund of America — Page 4 of 64

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[5]	$7,800	$7,768
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	16,965	17,323
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[5]	42,219	42,478
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	19,965	20,060
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	57,555	62,422
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[5]	36,694	36,658
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[5]	80,349	77,530
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[5]	70,216	67,599
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[5]	160,880	158,693
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[5]	56,487	57,554
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[5]	67,807	69,085
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[5]	6,000	5,799
Bank of America Corp. 3.311% 2042 (USD-SOFR + 1.58% on 4/22/2041)[5]	3,149	3,308
Bank of America Corp. 2.972% 2052 (USD-SOFR + 1.56% on 7/21/2051)[5]	7,369	7,227
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[5]	1,477	1,597
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	667	725
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	244	270
Bank of Montreal 3.803% 2032 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)[4,5]	1,950	2,138
Bank of New Zealand 1.00% 2026[4]	45,100	44,409
Bank of Nova Scotia 1.35% 2026	20,503	20,527
Barclays Bank PLC 3.65% 2025	2,000	2,152
Barclays Bank PLC 4.95% 2047	5,000	6,488
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	26,081
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,662
Berkshire Hathaway, Inc. 3.125% 2026	4,100	4,452
Berkshire Hathaway, Inc. 4.50% 2043	1,500	1,888
BNP Paribas 3.80% 2024[4]	30,525	32,556
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,5]	5,050	5,291
BNP Paribas 3.375% 2025[4]	32,250	34,399
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[4,5]	27,900	28,647
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[4,5]	22,650	22,279
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,5]	19,125	18,959
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[4,5]	80,935	82,705
Capital One Financial Corp. 4.25% 2025	17,500	19,368
Charles Schwab Corp. 5.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.971% on 6/1/2025)[5]	3,750	4,177
China CITIC Bank International, Ltd. 4.625% 2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.25% on 2/28/2024)[5]	17,500	18,594
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[5]	33,800	34,265
Chubb INA Holdings, Inc. 1.375% 2030	4,000	3,790
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[5]	35,287	36,971
CIT Group, Inc. 5.25% 2025	15,651	17,451
Citigroup, Inc. 2.90% 2021	13,500	13,535
Citigroup, Inc. 4.60% 2026	4,175	4,718
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	12,356	12,291
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[5]	20,000	20,398
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[5]	25,506	25,776
Commonwealth Bank of Australia 2.688% 2031[4]	26,500	26,435
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[4,5]	17,850	18,941
Commonwealth Bank of Australia 3.305% 2041[4]	20,655	21,222
The Bond Fund of America — Page 5 of 64

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Cooperatieve Rabobank UA 2.75% 2023	$17,000	$17,531
Cooperatieve Rabobank UA 2.625% 2024[4]	5,450	5,722
Credit Acceptance Corp. 6.625% 2026	1,488	1,557
Crédit Agricole SA 3.375% 2022[4]	10,250	10,337
Crédit Agricole SA 3.75% 2023[4]	21,000	22,093
Crédit Agricole SA 3.25% 2024[4]	6,200	6,615
Crédit Agricole SA 4.375% 2025[4]	3,500	3,823
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,5]	15,750	16,056
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[4,5]	18,625	18,369
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	20,250	20,802
Credit Suisse Group AG 3.80% 2023	29,264	30,841
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,5]	3,100	3,215
Credit Suisse Group AG 2.95% 2025	7,425	7,874
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,5]	14,950	15,237
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[4,5]	30,575	29,910
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	8,385	9,158
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,5]	60,419	67,708
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	45,550	46,611
Danske Bank AS 2.70% 2022[4]	13,475	13,610
Danske Bank AS 3.875% 2023[4]	15,165	16,050
Danske Bank AS 1.549% 2027[4]	17,000	16,875
Deutsche Bank AG 4.25% 2021	850	851
Deutsche Bank AG 3.30% 2022	4,575	4,721
Deutsche Bank AG 5.00% 2022	4,675	4,752
Deutsche Bank AG 3.95% 2023	9,097	9,509
Deutsche Bank AG 0.898% 2024	15,450	15,440
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[5]	89,334	91,590
Deutsche Bank AG 3.70% 2024	15,250	16,247
Deutsche Bank AG 3.70% 2024	4,603	4,906
Deutsche Bank AG 1.447% 2025 (USD-SOFR + 1.131% on 4/1/2024)[5]	30,000	30,215
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[5]	41,050	44,415
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[5]	135,895	138,101
Deutsche Bank AG 4.10% 2026	16,415	17,998
Deutsche Bank AG 4.10% 2026	4,936	5,403
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[5]	27,917	29,812
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[5]	12,975	13,176
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,5]	7,450	7,457
Five Corners Funding Trust II 2.85% 2030[4]	4,300	4,497
GE Capital Funding, LLC 3.45% 2025	1,000	1,079
GE Capital Funding, LLC 4.05% 2027	40,425	45,411
GE Capital Funding, LLC 4.40% 2030	59,580	69,071
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	14,747	15,033
Goldman Sachs Group, Inc. 3.50% 2025	14,230	15,304
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[5]	23,967	23,627
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.295% 2026[6]	7,000	7,182
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[5]	81,083	80,810
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	5,000	5,537
Goldman Sachs Group, Inc. 2.60% 2030	16,925	17,430
Goldman Sachs Group, Inc. 3.80% 2030	9,419	10,491
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[5]	29,458	28,428
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[5]	90,764	89,923
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	90,964	92,123
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[5]	17,720	17,495
The Bond Fund of America — Page 6 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[5]	$23,890	$24,719
Groupe BPCE SA 2.75% 2023[4]	8,600	8,868
Groupe BPCE SA 5.70% 2023[4]	27,768	30,453
Groupe BPCE SA 4.625% 2024[4]	20,600	22,435
Groupe BPCE SA 5.15% 2024[4]	28,454	31,452
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,5]	38,255	38,316
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[4,5]	6,975	6,779
Hartford Financial Services Group, Inc. 2.90% 2051	7,144	6,906
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[5]	18,500	19,303
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[5]	2,485	2,467
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[5]	37,900	41,850
HSBC Holdings PLC 4.95% 2030	3,150	3,748
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[5]	19,844	20,362
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[5]	46,800	47,464
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.372% 2025[6]	2,556	2,224
Huarong Finance 2017 Co., Ltd. 4.25% 2027	36,000	33,120
Huarong Finance 2017 Co., Ltd. 4.75% 2027	4,213	3,981
Huarong Finance II Co., Ltd. 5.00% 2025	3,637	3,555
Huarong Finance II Co., Ltd. 5.50% 2025	38,773	38,482
Huarong Finance II Co., Ltd. 4.625% 2026	360	345
Huarong Finance II Co., Ltd. 4.875% 2026	12,224	11,842
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,472
Intercontinental Exchange, Inc. 3.00% 2050	9,722	9,657
Intercontinental Exchange, Inc. 3.00% 2060	841	814
Intesa Sanpaolo SpA 3.125% 2022[4]	17,025	17,387
Intesa Sanpaolo SpA 3.375% 2023[4]	42,466	43,934
Intesa Sanpaolo SpA 3.25% 2024[4]	8,260	8,726
Intesa Sanpaolo SpA 5.017% 2024[4]	125,758	135,820
Intesa Sanpaolo SpA 5.71% 2026[4]	24,105	27,056
Intesa Sanpaolo SpA 3.875% 2027[4]	10,275	11,139
Intesa Sanpaolo SpA 3.875% 2028[4]	4,974	5,342
Intesa Sanpaolo SpA 4.00% 2029[4]	3,000	3,277
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	5,000	5,356
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[5]	61,584	63,895
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[5]	26,914	26,516
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[5]	22,000	22,542
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[5]	62,609	61,449
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[5]	34,000	33,796
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	19,422	19,473
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[5]	41,999	42,119
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[5]	20,078	20,371
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[5]	9,972	10,147
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[5]	17,740	18,617
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	15,035	15,153
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	16,500	16,932
Lloyds Banking Group PLC 4.05% 2023	7,100	7,561
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[5]	13,460	14,516
Lloyds Banking Group PLC 4.582% 2025	5,143	5,743
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[5]	13,875	14,401
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[5]	3,525	3,524
The Bond Fund of America — Page 7 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 4.375% 2028	$2,560	$2,914
Lloyds Banking Group PLC 4.55% 2028	3,500	4,037
LPL Holdings, Inc. 4.625% 2027[4]	20	21
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	18,412
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,858
Marsh & McLennan Companies, Inc. 2.25% 2030	3,506	3,534
Marsh & McLennan Companies, Inc. 4.75% 2039	750	947
Marsh & McLennan Companies, Inc. 4.90% 2049	5,250	7,077
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]	100	139
MetLife, Inc. 3.60% 2025	100	110
MetLife, Inc. 4.55% 2030	3,000	3,573
MetLife, Inc. 4.60% 2046	800	1,027
Metropolitan Life Global Funding I 3.45% 2021[4]	1,500	1,501
Metropolitan Life Global Funding I 2.40% 2022[4]	5,965	6,059
Metropolitan Life Global Funding I 3.375% 2022[4]	3,000	3,026
Metropolitan Life Global Funding I 1.95% 2023[4]	1,000	1,021
Metropolitan Life Global Funding I 0.40% 2024[4]	17,648	17,574
Metropolitan Life Global Funding I 0.70% 2024[4]	12,711	12,730
Metropolitan Life Global Funding I 3.60% 2024[4]	3,000	3,202
Metropolitan Life Global Funding I 0.95% 2025[4]	5,007	4,950
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,547
Metropolitan Life Global Funding I 3.00% 2027[4]	3,500	3,775
Metropolitan Life Global Funding I 3.05% 2029[4]	5,000	5,386
Metropolitan Life Global Funding I 1.55% 2031[4]	2,284	2,173
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,313
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,930
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,850
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[5]	35,000	34,982
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[5]	26,000	25,955
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	17,756
Morgan Stanley 2.75% 2022	13,054	13,266
Morgan Stanley 3.125% 2023	10,000	10,352
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[5]	20,000	20,019
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	57,500	60,349
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	9,115	8,958
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[5]	15,000	15,493
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[5]	39,660	39,490
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	19,797	19,867
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[5]	29,670	28,280
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[5]	5,104	4,899
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[5]	111,472	109,623
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[5]	5,708	5,977
MSCI, Inc. 3.625% 2030[4]	16,200	16,767
MSCI, Inc. 3.25% 2033[4]	15,450	15,646
National Australia Bank, Ltd. 2.50% 2022	15,500	15,732
National Australia Bank, Ltd. 2.875% 2023	13,200	13,715
National Australia Bank, Ltd. 2.332% 2030[4]	5,000	4,837
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	5,214
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,5]	33,400	35,557
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[4,5]	3,000	3,280
Navient Corp. 5.50% 2023	7,000	7,324
Navient Corp. 5.875% 2024	1,000	1,069
The Bond Fund of America — Page 8 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 6.75% 2025	$2,500	$2,734
Navient Corp. 5.00% 2027	6,250	6,445
New York Life Global Funding 2.25% 2022[4]	10,195	10,355
New York Life Global Funding 0.95% 2025[4]	1,403	1,400
New York Life Global Funding 0.85% 2026[4]	32,280	31,823
New York Life Global Funding 3.00% 2028[4]	2,250	2,427
New York Life Global Funding 1.20% 2030[4]	14,732	13,823
New York Life Global Funding 1.85% 2031[4]	1,250	1,218
Northwestern Mutual Global Funding 0.80% 2026[4]	19,494	19,158
Nuveen, LLC 4.00% 2028[4]	1,515	1,721
OneMain Holdings, Inc. 7.125% 2026	9,300	10,788
Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[4,5]	7,786	7,774
PNC Bank 3.50% 2023	17,840	18,743
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,441
PNC Financial Services Group, Inc., Series O, (3-month USD-LIBOR + 3.678%) 3.804% junior subordinated perpetual bonds[5]	10,170	10,195
Power Financial Corp., Ltd. 4.50% 2029	5,000	5,308
Power Financial Corp., Ltd. 3.95% 2030	32,000	32,764
Power Financial Corp., Ltd. 3.35% 2031	8,670	8,500
PRICOA Global Funding I 2.45% 2022[4]	3,090	3,158
PRICOA Global Funding I 3.45% 2023[4]	11,825	12,504
Prudential Financial, Inc. 3.905% 2047	850	987
Prudential Financial, Inc. 4.418% 2048	1,000	1,251
Prudential Financial, Inc. 4.35% 2050	5,000	6,273
Prudential Financial, Inc. 3.70% 2051	9,850	11,240
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[5]	3,500	4,099
Rede D’Or Finance SARL 4.50% 2030[4]	3,800	3,789
Royal Bank of Canada 1.20% 2026	54,076	53,764
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[5]	14,130	15,044
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[5]	7,500	7,968
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[5]	11,600	13,282
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[5]	2,650	3,131
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,584
Santander Holdings USA, Inc. 3.50% 2024	13,325	14,159
Starwood Property Trust, Inc. 5.50% 2023[4]	2,295	2,410
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	29,955
Synchrony Financial 2.85% 2022	8,750	8,910
Synchrony Financial 4.375% 2024	5,825	6,288
Synchrony Financial 3.95% 2027	10,350	11,425
Toronto-Dominion Bank 0.75% 2025	23,900	23,604
Toronto-Dominion Bank 2.00% 2031	19,945	19,615
Travelers Companies, Inc. 4.00% 2047	2,250	2,702
Travelers Companies, Inc. 4.10% 2049	1,500	1,849
Travelers Companies, Inc. 2.55% 2050	3,815	3,657
U.S. Bancorp 2.40% 2024	19,000	19,910
U.S. Bank NA 2.85% 2023	21,000	21,685
U.S. Bank NA 3.40% 2023	13,125	13,830
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,5]	20,772	20,588
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,5]	22,475	22,229
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,5]	2,600	2,763
UniCredit SpA 3.75% 2022[4]	37,450	38,070
The Bond Fund of America — Page 9 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 6.572% 2022[4]	$34,360	$34,919
UniCredit SpA 4.625% 2027[4]	17,010	19,088
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,5]	29,477	32,806
United Overseas Bank, Ltd. 2.00% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,5]	16,430	16,439
VEB Finance, Ltd. 6.80% 2025[4]	500	588
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[5]	34,456	35,139
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[5]	11,299	11,317
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[5]	88,587	92,290
Wells Fargo & Company 3.00% 2026	34,533	37,069
Wells Fargo & Company 3.00% 2026	3,301	3,540
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[5]	38,880	41,754
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[5]	9,049	9,455
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[5]	9,716	9,933
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[5]	10,000	10,358
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[5]	11,339	12,326
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[5]	20,125	19,720
Willis North America, Inc. 2.95% 2029	2,130	2,229
Willis North America, Inc. 3.875% 2049	5,850	6,496
		5,588,852
Energy 4.60%
Antero Resources Corp. 5.375% 2030[4]	1,735	1,829
Apache Corp. 4.25% 2030	9,050	9,769
Apache Corp. 6.00% 2037	6,135	7,481
Apache Corp. 5.10% 2040	4,860	5,449
Apache Corp. 4.75% 2043	15,000	16,269
Apache Corp. 5.35% 2049	16,725	18,608
Boardwalk Pipeline Partners LP 3.375% 2023	1,900	1,953
BP Capital Markets America, Inc. 1.749% 2030	30,294	29,472
BP Capital Markets America, Inc. 2.772% 2050	2,002	1,850
BP Capital Markets PLC 3.41% 2026	8,750	9,541
BP Capital Markets PLC 4.234% 2028	2,500	2,869
BP Capital Markets PLC 3.00% 2050	12,427	11,972
Canadian Natural Resources, Ltd. 2.95% 2023	16,235	16,707
Canadian Natural Resources, Ltd. 3.80% 2024	10,500	11,178
Canadian Natural Resources, Ltd. 2.05% 2025	3,547	3,634
Canadian Natural Resources, Ltd. 3.85% 2027	49,083	53,718
Canadian Natural Resources, Ltd. 2.95% 2030	8,752	9,072
Canadian Natural Resources, Ltd. 4.95% 2047	179	222
Cenovus Energy, Inc. 5.375% 2025	32,721	37,284
Cenovus Energy, Inc. 4.25% 2027	47,145	52,433
Cenovus Energy, Inc. 2.65% 2032	5,038	4,948
Cenovus Energy, Inc. 5.25% 2037	9,149	10,923
Cenovus Energy, Inc. 5.40% 2047	56,113	68,962
Cheniere Energy Partners LP 4.50% 2029	5,050	5,375
Cheniere Energy Partners LP 3.25% 2032[4]	10,039	10,085
Cheniere Energy, Inc. 5.125% 2027	3,000	3,470
Cheniere Energy, Inc. 4.625% 2028	8,545	9,015
Cheniere Energy, Inc. 3.70% 2029	54,008	58,642
Chesapeake Energy Corp. 5.50% 2026[4]	1,405	1,470
The Bond Fund of America — Page 10 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 5.875% 2029[4]	$1,210	$1,294
Chevron Corp. 2.498% 2022	9,675	9,750
Chevron Corp. 2.954% 2026	6,340	6,835
Chevron Corp. 1.995% 2027	22,156	22,867
Chevron Corp. 2.236% 2030	23,887	24,503
Chevron USA, Inc. 1.018% 2027	16,054	15,703
CNX Resources Corp. 7.25% 2027[4]	20	21
CNX Resources Corp. 6.00% 2029[4]	1,608	1,702
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,603
ConocoPhillips 4.30% 2028[4]	12,059	13,894
Constellation Oil Services Holding SA 10.00% PIK 2024[4,7,8]	3,538	1,098
DCP Midstream Operating LP 4.95% 2022	1,495	1,506
Devon Energy Corp. 5.25% 2024[4]	638	707
Devon Energy Corp. 5.25% 2027[4]	1,624	1,726
Devon Energy Corp. 5.875% 2028[4]	1,347	1,485
Devon Energy Corp. 4.50% 2030[4]	12,331	13,445
Diamondback Energy, Inc. 4.40% 2051	30,461	34,612
DT Midstream, Inc. 4.125% 2029[4]	3,430	3,483
Enbridge Energy Partners LP 5.875% 2025	5,000	5,835
Enbridge Energy Partners LP 7.375% 2045	27,737	43,969
Enbridge, Inc. 4.00% 2023	20,350	21,561
Enbridge, Inc. 3.50% 2024	2,291	2,443
Enbridge, Inc. 2.50% 2033	20,000	20,095
Enbridge, Inc. 3.40% 2051	10,395	10,495
Endeavor Energy Resources LP 6.625% 2025[4]	1,995	2,105
Energy Transfer Operating LP 5.875% 2024	2,043	2,246
Energy Transfer Operating LP 2.90% 2025	23,003	24,121
Energy Transfer Operating LP 5.50% 2027	10,000	11,739
Energy Transfer Operating LP 3.75% 2030	27,624	29,866
Energy Transfer Operating LP 5.00% 2050	141,340	163,359
Energy Transfer Partners LP 4.20% 2023	5,725	6,083
Energy Transfer Partners LP 4.50% 2024	2,975	3,218
Energy Transfer Partners LP 4.20% 2027	4,250	4,705
Energy Transfer Partners LP 4.95% 2028	7,500	8,611
Energy Transfer Partners LP 6.125% 2045	19,678	25,079
Energy Transfer Partners LP 5.30% 2047	32,861	38,563
Energy Transfer Partners LP 6.00% 2048	21,251	27,009
Energy Transfer Partners LP 6.25% 2049	24,613	32,393
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	17,000	16,596
Enterprise Products Operating LLC 2.80% 2030	3,768	3,940
Enterprise Products Operating LLC 3.20% 2052	18,487	17,930
Enterprise Products Operating LLC 3.30% 2053	7,500	7,328
EQM Midstream Partners LP 4.75% 2023	2,500	2,614
EQM Midstream Partners LP 6.50% 2027[4]	3,520	3,964
EQM Midstream Partners LP 5.50% 2028	8,300	9,129
EQM Midstream Partners LP 4.50% 2029[4]	5,120	5,318
EQT Corp. 3.00% 2022	23,035	23,469
EQT Corp. 6.625% 2025[5]	5,562	6,373
EQT Corp. 3.90% 2027	11,000	11,920
EQT Corp. 5.00% 2029	1,175	1,324
EQT Corp. 7.50% 2030[5]	15,000	19,327
EQT Corp. 3.625% 2031[4]	1,445	1,508
Equinor ASA 3.625% 2028	8,379	9,348
The Bond Fund of America — Page 11 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Equinor ASA 3.125% 2030	$22,503	$24,495
Equinor ASA 3.25% 2049	5,687	6,034
Exxon Mobil Corp. 2.019% 2024	24,204	25,192
Exxon Mobil Corp. 2.44% 2029	4,098	4,276
Exxon Mobil Corp. 2.61% 2030	36,985	38,740
Exxon Mobil Corp. 2.995% 2039	890	921
Exxon Mobil Corp. 4.227% 2040	2,000	2,376
Exxon Mobil Corp. 3.452% 2051	1,657	1,765
Gray Oak Pipeline, LLC 3.45% 2027[4]	5,752	6,070
Harvest Midstream I, LP 7.50% 2028[4]	1,988	2,120
Hilcorp Energy I, LP 5.75% 2029[4]	2,125	2,186
Kinder Morgan, Inc. 3.15% 2023	1,280	1,322
Kinder Morgan, Inc. 2.00% 2031	15,000	14,470
Kinder Morgan, Inc. 5.05% 2046	6,575	7,965
Kinder Morgan, Inc. 5.20% 2048	9,524	11,910
Kinder Morgan, Inc. 3.25% 2050	3,345	3,233
Kinder Morgan, Inc. 3.60% 2051	21,725	22,002
Marathon Oil Corp. 3.85% 2025	5,000	5,519
Marathon Oil Corp. 4.40% 2027	5,755	6,469
MPLX LP 3.50% 2022	8,500	8,770
MPLX LP 1.75% 2026	19,782	19,917
MPLX LP 4.80% 2029	4,138	4,792
MPLX LP 2.65% 2030	36,804	36,958
MPLX LP 5.50% 2049	53,873	68,410
Murphy Oil Corp. 6.375% 2028	6,250	6,617
Murphy Oil USA, Inc. 3.75% 2031[4]	1,335	1,345
MV24 Capital BV 6.748% 2034[4]	1,854	1,960
New Fortress Energy, Inc. 6.50% 2026[4]	6,595	6,315
NGL Energy Operating LLC 7.50% 2026[4]	6,055	6,177
Occidental Petroleum Corp. 8.00% 2025	3,930	4,700
Occidental Petroleum Corp. 4.20% 2048	4,250	4,077
Oleoducto Central SA 4.00% 2027[4]	9,840	10,148
Oleoducto Central SA 4.00% 2027	9,063	9,346
ONEOK, Inc. 2.20% 2025	439	449
ONEOK, Inc. 5.85% 2026	34,246	40,205
ONEOK, Inc. 4.00% 2027	5,403	5,993
ONEOK, Inc. 4.55% 2028	11,636	13,212
ONEOK, Inc. 3.40% 2029	2,882	3,075
ONEOK, Inc. 4.35% 2029	3,154	3,561
ONEOK, Inc. 3.10% 2030	28,676	29,953
ONEOK, Inc. 6.35% 2031	32,971	42,256
ONEOK, Inc. 4.95% 2047	947	1,122
ONEOK, Inc. 5.20% 2048	34,806	42,215
ONEOK, Inc. 4.45% 2049	11,094	12,423
ONEOK, Inc. 4.50% 2050	7,802	8,672
ONEOK, Inc. 7.15% 2051	14,588	21,175
Petróleos Mexicanos (3-month USD-LIBOR + 3.65%) 3.764% 2022[6]	7,000	7,049
Petróleos Mexicanos 4.875% 2022	11,394	11,531
Petróleos Mexicanos 5.375% 2022	11,135	11,323
Petróleos Mexicanos 3.50% 2023	600	608
Petróleos Mexicanos 4.625% 2023	5,840	6,078
Petróleos Mexicanos 4.875% 2024	1,881	1,960
Petróleos Mexicanos 6.875% 2025[4]	66,015	72,369
Petróleos Mexicanos 6.875% 2025	9,946	10,903
The Bond Fund of America — Page 12 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 4.50% 2026	$9,922	$9,991
Petróleos Mexicanos 6.875% 2026	110,761	120,602
Petróleos Mexicanos 7.47% 2026	MXN70,000	3,047
Petróleos Mexicanos 6.49% 2027	$26,080	27,594
Petróleos Mexicanos 6.50% 2027	75,432	79,769
Petróleos Mexicanos 5.35% 2028	2,745	2,710
Petróleos Mexicanos 6.50% 2029	4,476	4,608
Petróleos Mexicanos 6.84% 2030	123,741	127,975
Petróleos Mexicanos 5.95% 2031	18,563	18,020
Petróleos Mexicanos 6.75% 2047	893	780
Petróleos Mexicanos 6.35% 2048	1,286	1,089
Petróleos Mexicanos 7.69% 2050	23,125	21,929
Pioneer Natural Resources Company 1.125% 2026	1,055	1,042
Pioneer Natural Resources Company 1.90% 2030	9,508	9,105
Pioneer Natural Resources Company 2.15% 2031	2,020	1,966
Plains All American Pipeline LP 3.80% 2030	7,941	8,484
PTT Exploration and Production PCL 2.587% 2027[4]	7,780	8,064
Qatar Petroleum 1.375% 2026[4]	62,305	61,922
Qatar Petroleum 2.25% 2031[4]	65,510	64,971
Qatar Petroleum 3.125% 2041[4]	38,385	38,440
Qatar Petroleum 3.30% 2051[4]	9,455	9,569
Rattler Midstream Partners LP 5.625% 2025[4]	4,317	4,501
SA Global Sukuk, Ltd. 0.946% 2024[4]	48,525	48,111
SA Global Sukuk, Ltd. 1.602% 2026[4]	158,315	157,524
SA Global Sukuk, Ltd. 2.694% 2031[4]	39,625	40,038
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	4,754
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	14,000	14,882
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,594
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	23,860
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	39,738
Sabine Pass Liquefaction, LLC 4.50% 2030	34,678	39,994
Saudi Arabian Oil Co. 2.875% 2024[4]	8,448	8,814
Saudi Arabian Oil Co. 1.625% 2025[4]	2,980	2,984
Saudi Arabian Oil Co. 3.50% 2029[4]	4,835	5,211
Saudi Arabian Oil Co. 4.375% 2049[4]	1,325	1,508
Shell International Finance BV 3.50% 2023	7,500	7,975
Shell International Finance BV 2.00% 2024	3,250	3,379
Shell International Finance BV 3.875% 2028	4,680	5,326
Shell International Finance BV 2.375% 2029	19,511	20,278
Shell International Finance BV 2.75% 2030	8,050	8,552
Shell International Finance BV 3.125% 2049	3,490	3,616
Shell International Finance BV 3.25% 2050	7,401	7,883
Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026[4]	10,500	10,470
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	21,257	22,236
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[4]	18,886	19,818
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[4]	6,717	7,026
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	3,140	3,295
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[4]	11,940	11,839
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[4]	27,125	26,493
Southwestern Energy Co. 8.375% 2028	1,300	1,474
Suncor Energy, Inc. 3.75% 2051	12,490	13,413
Sunoco Logistics Operating Partners LP 4.00% 2027	15,000	16,560
Sunoco Logistics Operating Partners LP 5.40% 2047	37,806	45,124
Sunoco LP 6.00% 2027	4,210	4,389
The Bond Fund of America — Page 13 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Sunoco LP 4.50% 2029	$3,215	$3,265
Tallgrass Energy Partners, LP 7.50% 2025[4]	1,370	1,485
Targa Resources Partners LP 5.875% 2026	7,180	7,508
Targa Resources Partners LP 6.875% 2029	6,000	6,730
Targa Resources Partners LP 5.50% 2030	8,660	9,480
Targa Resources Partners LP 4.875% 2031	2,190	2,365
Total Capital International 3.455% 2029	10,040	11,109
Total Capital International 2.829% 2030	7,860	8,386
Total Capital International 3.461% 2049	2,600	2,787
Total Capital International 3.127% 2050	6,238	6,283
TransCanada PipeLines, Ltd. 4.10% 2030	40,803	46,311
TransCanada PipeLines, Ltd. 5.10% 2049	15,500	20,289
Transportadora de Gas Peru SA 4.25% 2028[4]	2,535	2,753
Western Gas Partners LP 5.30% 2048	2,000	2,309
Western Midstream Operating, LP 4.35% 2025[5]	8,964	9,470
Western Midstream Operating, LP 5.30% 2030[5]	6,606	7,308
Western Midstream Operating, LP 6.50% 2050[5]	15,036	17,722
Williams Companies, Inc. 3.50% 2030	33,385	36,295
Williams Companies, Inc. 2.60% 2031	23,510	23,845
Williams Partners LP 3.90% 2025	1,391	1,504
Williams Partners LP 6.30% 2040	2,938	4,011
Williams Partners LP 5.10% 2045	3,001	3,721
		3,481,018
Utilities 4.47%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[4]	20,500	22,806
AEP Texas, Inc. 3.45% 2051	9,375	9,709
AEP Transmission Co. LLC 3.10% 2026	16,975	18,315
AEP Transmission Co. LLC 3.65% 2050	1,025	1,148
AEP Transmission Co. LLC 2.75% 2051	957	915
AES Panama Generation Holdings SRL 4.375% 2030[4]	8,565	8,841
Alfa Desarrollo SpA 4.55% 2051[4]	5,730	5,597
Ameren Corp. 2.50% 2024	1,616	1,690
Ameren Corp. 1.75% 2028	7,225	7,087
American Electric Power Company, Inc. 1.00% 2025	3,075	3,042
American Electric Power Company, Inc. 4.30% 2028	31,133	35,373
American Electric Power Company, Inc. 3.25% 2050	22,050	22,242
Atlantic City Electric Co. 2.30% 2031	4,800	4,871
Berkshire Hathaway Energy Company 2.80% 2023	8,650	8,907
Berkshire Hathaway Energy Company 4.50% 2045	200	243
Calpine Corp. 5.25% 2026[4]	6,902	7,109
Calpine Corp. 4.50% 2028[4]	4,000	4,085
Cemig Geração e Transmissão SA 9.25% 2024	291	330
CenterPoint Energy, Inc. 2.65% 2031	2,100	2,147
CenterPoint Energy, Inc. 3.70% 2049	2,775	3,028
Cleveland Electric Illuminating Co. 4.55% 2030[4]	2,500	2,920
CMS Energy Corp. 3.875% 2024	5,000	5,310
CMS Energy Corp. 3.45% 2027	3,550	3,890
Colbun SA 3.95% 2027[4]	8,215	8,973
Comisión Federal de Electricidad 3.348% 2031[4]	18,263	17,982
Comisión Federal de Electricidad 3.875% 2033[4]	7,530	7,426
Comisión Federal de Electricidad 4.677% 2051[4]	23,419	22,471
Connecticut Light and Power Co. 0.75% 2025	5,580	5,506
Connecticut Light and Power Co. 2.05% 2031	14,075	14,056
The Bond Fund of America — Page 14 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consolidated Edison Company of New York, Inc. 2.40% 2031	$29,800	$30,170
Consumers Energy Co. 3.25% 2046	1,709	1,801
Consumers Energy Co. 3.10% 2050	15,000	15,543
Consumers Energy Co. 3.75% 2050	5,000	5,777
Consumers Energy Co. 3.50% 2051	3,827	4,233
Consumers Energy Co. 2.65% 2052	10,810	10,256
Dominion Energy, Inc. 2.25% 2031	5,600	5,587
Dominion Resources, Inc. 3.30% 2025	2,113	2,263
Dominion Resources, Inc. 3.375% 2030	11,425	12,384
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	17,600	18,609
DPL, Inc. 4.125% 2025	1,040	1,114
DTE Electric Co. 2.625% 2031	10,970	11,443
DTE Electric Co. 3.25% 2051	415	440
DTE Energy Company 2.85% 2026	6,100	6,470
DTE Energy Company 2.95% 2050	5,231	5,255
Duke Energy Carolinas, LLC 3.95% 2028	3,050	3,468
Duke Energy Carolinas, LLC 2.45% 2029	32,180	33,183
Duke Energy Carolinas, LLC 2.55% 2031	5,437	5,637
Duke Energy Corp. 0.90% 2025	3,125	3,099
Duke Energy Corp. 3.40% 2029	5,000	5,410
Duke Energy Florida, LLC 1.75% 2030	2,560	2,485
Duke Energy Indiana, Inc. 3.25% 2049	3,875	4,020
Duke Energy Ohio, Inc. 2.125% 2030	8,850	8,797
Duke Energy Progress, Inc. 2.00% 2031	4,000	3,933
Duke Energy Progress, Inc. 2.90% 2051	3,675	3,610
Duke Energy Progress, LLC 3.45% 2029	24	27
Duke Energy Progress, LLC 2.50% 2050	10,000	9,094
Edison International 3.125% 2022	13,250	13,588
Edison International 3.55% 2024	32,287	34,249
Edison International 4.95% 2025	8,979	9,891
Edison International 5.75% 2027	34,743	40,032
Edison International 4.125% 2028	52,900	56,453
Emera US Finance LP 0.833% 2024[4]	3,750	3,739
Emera US Finance LP 2.639% 2031[4]	27,050	27,137
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	22,801	27,150
Empresas Publicas de Medellin ESP 4.25% 2029[4]	846	843
Empresas Publicas de Medellin ESP 4.375% 2031[4]	9,208	9,119
Enel Chile SA 4.875% 2028	3,045	3,493
Engie Energia Chile SA 3.40% 2030[4]	7,054	7,257
ENN Clean Energy International Investment, Ltd. 3.375% 2026[4]	8,250	8,317
ENN Energy Holdings, Ltd. 2.625% 2030[4]	24,093	23,919
Entergy Corp. 1.90% 2028	44,227	43,791
Entergy Corp. 1.60% 2030	4,400	4,211
Entergy Corp. 2.40% 2031	33,430	33,160
Entergy Louisiana, LLC 2.90% 2051	17,787	17,390
Entergy Texas, Inc. 1.75% 2031	13,150	12,472
Eversource Energy 1.65% 2030	10,000	9,510
Exelon Corp. 4.05% 2030	12,425	14,089
Exelon Corp. 4.70% 2050	1,725	2,183
Exelon Corp., junior subordinated, 3.497% 2022[5]	21,000	21,369
FirstEnergy Corp. 3.35% 2022[5]	54,548	55,263
FirstEnergy Corp. 2.05% 2025	9,065	9,183
FirstEnergy Corp. 1.60% 2026	50,767	50,332
FirstEnergy Corp. 4.40% 2027[5]	80,856	88,771
The Bond Fund of America — Page 15 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 3.50% 2028[4]	$15,650	$16,805
FirstEnergy Corp. 4.10% 2028[4]	6,025	6,756
FirstEnergy Corp. 2.25% 2030	117,043	113,147
FirstEnergy Corp. 2.65% 2030	56,663	56,521
FirstEnergy Corp. 7.375% 2031	2,703	3,699
FirstEnergy Corp. 3.40% 2050	7,526	7,254
FirstEnergy Corp., Series B, 4.75% 2023[5]	5,800	6,040
FirstEnergy Transmission LLC 2.866% 2028[4]	74,825	78,167
Georgia Power Co. 3.70% 2050	625	668
Gulf Power Co. 3.30% 2027	10,000	11,009
Interchile SA 4.50% 2056[4]	2,443	2,554
Interstate Power and Light Co. 3.25% 2024	17,557	18,760
IPALCO Enterprises, Inc. 3.70% 2024	1,725	1,843
Israel Electric Corp., Ltd. 8.10% 2096[4]	6,250	9,079
Jersey Central Power & Light Co. 4.30% 2026[4]	4,480	4,936
Jersey Central Power & Light Co. 2.75% 2032[4]	9,243	9,479
Metropolitan Edison Co. 4.30% 2029[4]	5,000	5,612
MidAmerican Energy Holdings Co. 3.65% 2029	2,300	2,575
MidAmerican Energy Holdings Co. 2.70% 2052	9,863	9,500
Mississippi Power Co. 3.95% 2028	10,100	11,266
Mississippi Power Co. 4.25% 2042	14,426	17,003
Monongahela Power Co. 3.55% 2027[4]	4,800	5,259
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	3,977
NextEra Energy Capital Holdings, Inc. 1.90% 2028	20,325	20,351
NextEra Energy Partners LP 4.25% 2024[4]	4,715	4,998
NextEra Energy Partners LP 3.875% 2026[4]	3,535	3,765
Northern States Power Co. 2.25% 2031	6,044	6,155
Northern States Power Co. 2.60% 2051	31,465	29,880
NSTAR Electric Co. 1.95% 2031	8,940	8,827
Oncor Electric Delivery Company LLC 0.55% 2025	8,100	7,904
Pacific Gas and Electric Co. 1.75% 2022	33,900	33,849
Pacific Gas and Electric Co. 1.367% 2023	50,800	50,634
Pacific Gas and Electric Co. 3.25% 2023	3,421	3,515
Pacific Gas and Electric Co. 3.85% 2023	5,409	5,637
Pacific Gas and Electric Co. 4.25% 2023	508	532
Pacific Gas and Electric Co. 3.40% 2024	13,465	13,977
Pacific Gas and Electric Co. 2.95% 2026	72,655	74,639
Pacific Gas and Electric Co. 3.15% 2026	171,845	177,651
Pacific Gas and Electric Co. 2.10% 2027	21,982	21,467
Pacific Gas and Electric Co. 3.30% 2027	54,054	55,673
Pacific Gas and Electric Co. 3.30% 2027	25,859	26,863
Pacific Gas and Electric Co. 3.00% 2028	34,185	34,811
Pacific Gas and Electric Co. 3.75% 2028	31,934	33,435
Pacific Gas and Electric Co. 4.65% 2028	48,518	53,092
Pacific Gas and Electric Co. 4.55% 2030	157,554	170,489
Pacific Gas and Electric Co. 2.50% 2031	85,270	81,227
Pacific Gas and Electric Co. 3.25% 2031	13,105	13,073
Pacific Gas and Electric Co. 3.30% 2040	26,400	24,400
Pacific Gas and Electric Co. 3.75% 2042	38,150	34,634
Pacific Gas and Electric Co. 3.50% 2050	56,783	51,755
Peco Energy Co. 2.80% 2050	19,575	19,241
PG&E Corp. 5.00% 2028	5,000	5,100
PG&E Corp. 5.25% 2030	2,450	2,511
Progress Energy, Inc. 7.00% 2031	8,568	11,710
The Bond Fund of America — Page 16 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Company of Colorado 1.875% 2031	$47,451	$46,666
Public Service Electric and Gas Co. 0.95% 2026	22,575	22,449
Public Service Electric and Gas Co. 3.65% 2028	425	476
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,459
Public Service Electric and Gas Co. 1.90% 2031	13,675	13,468
Public Service Electric and Gas Co. 2.05% 2050	2,500	2,155
Public Service Electric and Gas Co. 3.15% 2050	15,000	15,749
Public Service Enterprise Group, Inc. 2.65% 2022	6,225	6,372
Public Service Enterprise Group, Inc. 3.20% 2049	2,475	2,596
Puget Energy, Inc. 5.625% 2022	7,536	7,738
San Diego Gas & Electric Co. 1.70% 2030	9,693	9,342
San Diego Gas & Electric Co. 3.32% 2050	2,025	2,146
San Diego Gas & Electric Co. 2.95% 2051	31,244	31,007
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.389% 2021[6]	4,650	4,651
Southern California Edison Co. 1.845% 2022	905	908
Southern California Edison Co. 1.10% 2024	36,853	37,039
Southern California Edison Co. 3.70% 2025	18,775	20,421
Southern California Edison Co. 3.65% 2028	8,852	9,595
Southern California Edison Co. 2.85% 2029	66,864	69,444
Southern California Edison Co. 4.20% 2029	21,325	23,920
Southern California Edison Co. 2.25% 2030	23,748	23,339
Southern California Edison Co. 2.50% 2031	11,667	11,721
Southern California Edison Co. 6.00% 2034	10,119	13,121
Southern California Edison Co. 5.35% 2035	30,475	38,048
Southern California Edison Co. 5.75% 2035	6,666	8,500
Southern California Edison Co. 5.625% 2036	5,649	7,133
Southern California Edison Co. 5.55% 2037	6,866	8,439
Southern California Edison Co. 5.95% 2038	11,777	15,286
Southern California Edison Co. 4.50% 2040	20,920	23,724
Southern California Edison Co. 5.50% 2040	356	448
Southern California Edison Co. 4.00% 2047	26,715	28,700
Southern California Edison Co. 4.125% 2048	20,029	21,864
Southern California Edison Co. 4.875% 2049	1,925	2,304
Southern California Edison Co. 3.65% 2050	53,918	55,189
Southern California Edison Co. 2.95% 2051	19,165	17,537
Southern California Edison Co. 3.65% 2051	28,499	29,317
Southern California Edison Co., Series C, 3.60% 2045	10,074	10,209
Southern California Gas Company 2.55% 2030	6,775	6,964
Southwestern Electric Power Co. 1.65% 2026	12,675	12,772
Talen Energy Corp. 7.25% 2027[4]	12,024	11,364
Talen Energy Corp. 6.625% 2028[4]	8,215	7,634
Talen Energy Supply, LLC 7.625% 2028[4]	1,590	1,493
Tampa Electric Co. 2.60% 2022	4,350	4,418
Union Electric Co. 2.15% 2032	19,650	19,496
Virginia Electric and Power Co. 2.875% 2029	4,944	5,253
Virginia Electric and Power Co. 4.00% 2043	1,437	1,652
Virginia Electric and Power Co. 2.45% 2050	23,021	20,655
Vistra Operations Co. LLC 3.55% 2024[4]	8,000	8,417
Vistra Operations Co. LLC 5.00% 2027[4]	1,000	1,034
Wisconsin Power and Light Co. 1.95% 2031	15,450	15,218
Wisconsin Power and Light Co. 3.65% 2050	2,675	3,043
Xcel Energy, Inc. 3.35% 2026	14,219	15,396
The Bond Fund of America — Page 17 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 2.60% 2029	$11,731	$12,141
Xcel Energy, Inc. 3.50% 2049	5,825	6,226
		3,380,398
Consumer discretionary 3.52%
Allied Universal Holdco LLC 4.625% 2028[4]	2,105	2,104
Amazon.com, Inc. 2.40% 2023	10,603	10,900
Amazon.com, Inc. 3.80% 2024	10,033	10,957
Amazon.com, Inc. 1.20% 2027	4,519	4,507
Amazon.com, Inc. 1.65% 2028	43,100	43,472
Amazon.com, Inc. 1.50% 2030	37,712	36,699
Amazon.com, Inc. 2.10% 2031	50,819	51,511
Amazon.com, Inc. 3.875% 2037	550	650
Amazon.com, Inc. 2.875% 2041	14,907	15,396
Amazon.com, Inc. 2.50% 2050	12,280	11,520
Amazon.com, Inc. 3.10% 2051	33,000	34,565
Amazon.com, Inc. 2.70% 2060	10,560	9,933
American Honda Finance Corp. 2.60% 2022	106	109
American Honda Finance Corp. 0.875% 2023	50,000	50,408
American Honda Finance Corp. 0.55% 2024	14,780	14,700
American Honda Finance Corp. 0.75% 2024	2,000	2,000
American Honda Finance Corp. 1.00% 2025	3,000	2,986
American Honda Finance Corp. 1.20% 2025	14,987	15,075
American Honda Finance Corp. 1.30% 2026	4,000	3,996
American Honda Finance Corp. 2.00% 2028	5,425	5,519
American Honda Finance Corp. 1.80% 2031	6,380	6,257
Atlas LuxCo 4 SARL 4.625% 2028[4]	1,610	1,607
Bayerische Motoren Werke AG 2.95% 2022[4]	3,500	3,553
Bayerische Motoren Werke AG 3.45% 2023[4]	16,128	16,846
Bayerische Motoren Werke AG 3.80% 2023[4]	1,985	2,083
Bayerische Motoren Werke AG 3.90% 2025[4]	21,240	23,214
Bayerische Motoren Werke AG 1.25% 2026[4]	600	600
Bayerische Motoren Werke AG 1.95% 2031[4]	3,500	3,424
Bayerische Motoren Werke AG 2.55% 2031[4]	16,442	16,983
BMW Finance NV 2.25% 2022[4]	7,500	7,633
Carnival Corp. 11.50% 2023[4]	4,433	4,954
DaimlerChrysler North America Holding Corp. 2.55% 2022[4]	12,750	13,000
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	18,000	18,331
DaimlerChrysler North America Holding Corp. 0.75% 2024[4]	22,000	22,046
DaimlerChrysler North America Holding Corp. 2.70% 2024[4]	19,500	20,463
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	9,710	10,361
DaimlerChrysler North America Holding Corp. 1.45% 2026[4]	11,725	11,783
DaimlerChrysler North America Holding Corp. 2.45% 2031[4]	13,750	14,067
Expedia Group, Inc. 6.25% 2025[4]	2,734	3,153
Ford Motor Co. 8.50% 2023	14,000	15,417
Ford Motor Co. 4.75% 2043	3,500	3,673
Ford Motor Credit Company LLC 3.219% 2022	300	301
Ford Motor Credit Company LLC 3.339% 2022	945	952
Ford Motor Credit Company LLC 3.087% 2023	1,510	1,534
Ford Motor Credit Company LLC 3.096% 2023	14,729	14,987
Ford Motor Credit Company LLC 4.375% 2023	1,125	1,173
Ford Motor Credit Company LLC 3.664% 2024	5,301	5,480
Ford Motor Credit Company LLC 3.81% 2024	8,710	9,004
Ford Motor Credit Company LLC 4.134% 2025	400	424
The Bond Fund of America — Page 18 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company LLC 5.125% 2025	$6,390	$6,949
Ford Motor Credit Company LLC 2.70% 2026	66,960	67,178
Ford Motor Credit Company LLC 4.542% 2026	18,000	19,432
Ford Motor Credit Company LLC 3.815% 2027	3,010	3,127
Ford Motor Credit Company LLC 4.125% 2027	19,805	21,028
Ford Motor Credit Company LLC 4.271% 2027	41,650	44,375
Ford Motor Credit Company LLC 2.90% 2028	3,400	3,400
General Motors Company 5.40% 2023	4,478	4,885
General Motors Company 4.35% 2025	20,851	22,904
General Motors Company 6.125% 2025	37,125	43,514
General Motors Company 4.20% 2027	3,437	3,823
General Motors Company 6.80% 2027	18,998	23,740
General Motors Company 6.75% 2046	1,000	1,428
General Motors Financial Co. 3.45% 2022	14,955	15,112
General Motors Financial Co. 3.55% 2022	1,850	1,894
General Motors Financial Co. 1.70% 2023	7,425	7,568
General Motors Financial Co. 3.25% 2023	18,950	19,549
General Motors Financial Co. 3.70% 2023	15,627	16,309
General Motors Financial Co. 4.15% 2023	14,010	14,811
General Motors Financial Co. 1.05% 2024	425	427
General Motors Financial Co. 3.50% 2024	12,465	13,345
General Motors Financial Co. 3.95% 2024	14,909	15,938
General Motors Financial Co. 5.10% 2024	18,546	20,250
General Motors Financial Co. 2.75% 2025	14,475	15,140
General Motors Financial Co. 2.90% 2025	750	787
General Motors Financial Co. 1.25% 2026	13,900	13,730
General Motors Financial Co. 1.50% 2026	53,120	52,822
General Motors Financial Co. 4.00% 2026	8,366	9,219
General Motors Financial Co. 2.70% 2027	22,343	23,228
General Motors Financial Co. 2.40% 2028	23,488	23,708
General Motors Financial Co. 3.60% 2030	1,735	1,862
General Motors Financial Co. 2.35% 2031	30,100	29,504
General Motors Financial Co. 2.70% 2031	23,400	23,346
Hanesbrands, Inc. 4.625% 2024[4]	5,000	5,278
Home Depot, Inc. 3.90% 2028	831	952
Home Depot, Inc. 2.95% 2029	42,205	45,576
Home Depot, Inc. 2.70% 2030	25,000	26,467
Home Depot, Inc. 1.375% 2031	34,165	32,426
Home Depot, Inc. 3.125% 2049	5	5
Home Depot, Inc. 2.375% 2051	6,847	6,194
Hyundai Capital America 2.85% 2022[4]	7,412	7,591
Hyundai Capital America 3.10% 2022[4]	13,890	14,071
Hyundai Capital America 3.25% 2022[4]	24,685	25,312
Hyundai Capital America 3.95% 2022[4]	15,000	15,170
Hyundai Capital America 1.25% 2023[4]	24,257	24,472
Hyundai Capital America 2.375% 2023[4]	21,815	22,301
Hyundai Capital America 5.75% 2023[4]	10,000	10,726
Hyundai Capital America 0.875% 2024[4]	17,000	16,915
Hyundai Capital America 1.00% 2024[4]	15,600	15,550
Hyundai Capital America 1.80% 2025[4]	55,906	56,479
Hyundai Capital America 2.65% 2025[4]	28,554	29,674
Hyundai Capital America 5.875% 2025[4]	10,000	11,434
Hyundai Capital America 1.30% 2026[4]	17,000	16,735
Hyundai Capital America 1.50% 2026[4]	27,366	27,084
The Bond Fund of America — Page 19 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 1.65% 2026[4]	$39,800	$39,462
Hyundai Capital America 2.375% 2027[4]	11,397	11,559
Hyundai Capital America 3.00% 2027[4]	22,768	23,964
Hyundai Capital America 1.80% 2028[4]	15,000	14,691
Hyundai Capital America 2.00% 2028[4]	37,888	37,246
Hyundai Capital America 2.10% 2028[4]	24,975	24,634
Hyundai Capital Services, Inc. 1.25% 2026[4]	6,570	6,474
International Game Technology PLC 6.50% 2025[4]	1,060	1,184
International Game Technology PLC 4.125% 2026[4]	2,115	2,201
International Game Technology PLC 6.25% 2027[4]	3,500	3,959
International Game Technology PLC 5.25% 2029[4]	6,940	7,426
KB Home 6.875% 2027	5,000	5,981
Lennar Corp. 4.50% 2024	3,015	3,264
Limited Brands, Inc. 6.875% 2035	4,500	5,653
Limited Brands, Inc. 6.75% 2036	4,800	5,958
Lowe’s Companies, Inc. 1.30% 2028	684	666
Lowe’s Companies, Inc. 1.70% 2030	5,216	4,991
Lowe’s Companies, Inc. 2.625% 2031	2,250	2,308
Lowe’s Companies, Inc. 4.05% 2047	2,427	2,790
Lowe’s Companies, Inc. 3.00% 2050	5,431	5,307
Lowe’s Companies, Inc. 5.125% 2050	867	1,175
M.D.C. Holdings, Inc. 6.00% 2043	7,475	9,425
Marriott International, Inc. 5.75% 2025	1,196	1,368
Marriott International, Inc. 3.125% 2026	1,235	1,322
Marriott International, Inc. 2.85% 2031	16,535	16,760
Marriott International, Inc. 2.75% 2033	4,827	4,723
McDonald’s Corp. 2.125% 2030	8,994	9,084
McDonald’s Corp. 4.45% 2048	1,750	2,152
McDonald’s Corp. 3.625% 2049	6,857	7,489
McDonald’s Corp. 4.20% 2050	5,396	6,442
Meituan Dianping 2.125% 2025[4]	5,041	4,897
Meituan Dianping 3.05% 2030[4]	17,000	15,780
Meituan Dianping 3.05% 2030	15,000	13,923
Melco International Development, Ltd. 4.875% 2025[4]	300	301
Melco International Development, Ltd. 5.75% 2028[4]	3,990	4,086
Melco International Development, Ltd. 5.375% 2029[4]	885	901
MGM Growth Properties LLC 5.625% 2024	3,885	4,230
MGM Growth Properties LLC 3.875% 2029[4]	2,835	3,023
MGM Resorts International 6.75% 2025	3,000	3,165
Morongo Band of Mission Indians 7.00% 2039[4]	11,225	14,743
NIKE, Inc. 2.40% 2025	8,656	9,087
NIKE, Inc. 3.25% 2040	5,469	5,992
NIKE, Inc. 3.375% 2050	4,272	4,774
Nissan Motor Acceptance Co. LLC 1.125% 2024[4]	16,200	16,175
Nissan Motor Acceptance Co. LLC 1.85% 2026[4]	35,000	34,657
Nissan Motor Acceptance Co. LLC 2.45% 2028[4]	18,250	18,056
Nissan Motor Co., Ltd. 2.60% 2022[4]	44,825	45,653
Nissan Motor Co., Ltd. 3.043% 2023[4]	8,756	9,110
Nissan Motor Co., Ltd. 3.522% 2025[4]	48,235	51,309
Nissan Motor Co., Ltd. 2.00% 2026[4]	33,000	33,092
Nissan Motor Co., Ltd. 4.345% 2027[4]	32,162	35,356
Nissan Motor Co., Ltd. 2.75% 2028[4]	30,775	31,131
Nissan Motor Co., Ltd. 4.81% 2030[4]	24,600	27,683
President & Fellows of Harvard College 2.517% 2050	5,500	5,436
The Bond Fund of America — Page 20 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
S.A.C.I. Falabella 3.75% 2027[4]	$8,295	$8,845
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	200	205
Sands China, Ltd. 3.80% 2026	2,330	2,404
Sands China, Ltd. 5.40% 2028	43,750	48,371
Sands China, Ltd. 4.375% 2030	6,500	6,796
Starbucks Corp. 3.10% 2023	15,237	15,789
Starbucks Corp. 3.80% 2025	14,000	15,365
Stellantis Finance US, Inc. 1.711% 2027[4]	29,225	29,146
Stellantis Finance US, Inc. 2.691% 2031[4]	30,375	30,099
Taylor Morrison Home Corp. 5.75% 2028[4]	3,500	3,903
Toyota Motor Corp. 0.681% 2024	6,731	6,741
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,924
Toyota Motor Credit Corp. 0.50% 2023	6,377	6,395
Toyota Motor Credit Corp. 1.35% 2023	19,170	19,530
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,462
Toyota Motor Credit Corp. 0.45% 2024	2,530	2,525
Toyota Motor Credit Corp. 0.80% 2025	23,287	22,996
Toyota Motor Credit Corp. 3.00% 2025	8,710	9,290
Toyota Motor Credit Corp. 1.15% 2027	6,086	6,001
Toyota Motor Credit Corp. 3.20% 2027	2,330	2,543
Toyota Motor Credit Corp. 1.90% 2028	13,370	13,555
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,812
Toyota Motor Credit Corp. 3.375% 2030	15,094	16,749
VICI Properties LP 4.25% 2026[4]	5,700	5,960
VICI Properties LP 4.625% 2029[4]	715	770
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[4]	2,175	2,221
Volkswagen Group of America Finance, LLC 2.90% 2022[4]	27,250	27,679
Volkswagen Group of America Finance, LLC 3.125% 2023[4]	21,938	22,799
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	3,000	3,218
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	22,214	23,364
Volkswagen Group of America Finance, LLC 1.25% 2025[4]	16,205	16,139
Volkswagen Group of America Finance, LLC 3.35% 2025[4]	21,089	22,554
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	514	578
Volkswagen Group of America Finance, LLC 1.625% 2027[4]	6,950	6,881
Wynn Macau, Ltd. 5.125% 2029[4]	1,200	1,130
Wynn Resorts, Ltd. 7.75% 2025[4]	4,380	4,626
Wynn Resorts, Ltd. 5.125% 2029[4]	2,500	2,522
		2,663,159
Health care 3.37%
Abbott Laboratories 3.75% 2026	1,025	1,150
AbbVie, Inc. 3.45% 2022	16,500	16,648
AbbVie, Inc. 2.60% 2024	30,200	31,757
AbbVie, Inc. 2.95% 2026	23,018	24,668
AbbVie, Inc. 3.20% 2029	44,253	47,712
AmerisourceBergen Corp. 2.70% 2031	42,338	43,334
Amgen, Inc. 2.45% 2030	25,000	25,551
Amgen, Inc. 3.375% 2050	4,705	4,838
Anthem, Inc. 2.95% 2022	11,000	11,310
Anthem, Inc. 2.375% 2025	1,534	1,599
AstraZeneca Finance LLC 1.75% 2028	8,826	8,884
AstraZeneca Finance LLC 2.25% 2031	13,536	13,757
AstraZeneca PLC 2.375% 2022	14,650	14,845
AstraZeneca PLC 3.50% 2023	15,207	16,075
The Bond Fund of America — Page 21 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 3.375% 2025	$25,790	$28,153
AstraZeneca PLC 0.70% 2026	6,589	6,454
AstraZeneca PLC 4.00% 2029	2,027	2,317
AstraZeneca PLC 1.375% 2030	10,000	9,523
AstraZeneca PLC 3.00% 2051	8,879	9,175
Avantor Funding, Inc. 4.625% 2028[4]	6,320	6,660
Bausch Health Companies, Inc. 4.875% 2028[4]	5,125	5,317
Bayer US Finance II LLC 3.875% 2023[4]	14,400	15,326
Bayer US Finance II LLC 4.25% 2025[4]	32,819	36,294
Bayer US Finance II LLC 4.375% 2028[4]	31,900	36,144
Bayer US Finance II LLC 4.875% 2048[4]	4,276	5,241
Becton, Dickinson and Company 3.363% 2024	16,218	17,250
Becton, Dickinson and Company 3.70% 2027	10,370	11,491
Boston Scientific Corp. 3.375% 2022	3,118	3,177
Boston Scientific Corp. 3.45% 2024	2,000	2,124
Boston Scientific Corp. 3.75% 2026	14,087	15,505
Boston Scientific Corp. 2.65% 2030	42,491	43,882
Boston Scientific Corp. 4.70% 2049	1,031	1,319
Bristol-Myers Squibb Company 2.90% 2024	9,095	9,660
Bristol-Myers Squibb Company 0.75% 2025	14,900	14,771
Bristol-Myers Squibb Company 3.20% 2026	11,838	12,912
Bristol-Myers Squibb Company 3.40% 2029	7,107	7,880
Bristol-Myers Squibb Company 1.45% 2030	20,772	19,931
Centene Corp. 4.25% 2027	58,085	60,867
Centene Corp. 2.45% 2028	86,515	87,056
Centene Corp. 4.625% 2029	42,335	46,190
Centene Corp. 3.00% 2030	23,055	23,660
Centene Corp. 3.375% 2030	45,137	46,787
Centene Corp. 2.50% 2031	74,200	73,273
Centene Corp. 2.625% 2031	14,110	14,032
Charles River Laboratories International, Inc. 3.75% 2029[4]	4,335	4,433
Cigna Corp. 3.75% 2023	3,270	3,457
Cigna Corp. 4.375% 2028	17,961	20,772
Cigna Corp. 2.40% 2030	7,976	8,114
Cigna Corp. 2.375% 2031	62,553	63,175
Cigna Corp. 4.80% 2038	2,020	2,474
CVS Health Corp. 1.30% 2027	10,000	9,850
CVS Health Corp. 4.30% 2028	3,547	4,049
CVS Health Corp. 3.25% 2029	6,815	7,329
CVS Health Corp. 1.75% 2030	10,000	9,594
CVS Health Corp. 1.875% 2031	13,185	12,748
CVS Health Corp. 5.05% 2048	1,707	2,201
CVS Health Corp. 4.25% 2050	8,451	9,968
Elanco Animal Health, Inc. 5.272% 2023	4,700	5,015
Eli Lilly and Company 3.375% 2029	6,016	6,672
EMD Finance LLC 2.95% 2022[4]	9,600	9,677
EMD Finance LLC 3.25% 2025[4]	32,370	34,522
GlaxoSmithKline PLC 2.875% 2022	1,996	2,027
GlaxoSmithKline PLC 3.375% 2023	35,700	37,485
GlaxoSmithKline PLC 3.00% 2024	14,515	15,395
GlaxoSmithKline PLC 3.625% 2025	26,180	28,597
GlaxoSmithKline PLC 3.875% 2028	6,823	7,729
GlaxoSmithKline PLC 3.375% 2029	4,605	5,075
HCA, Inc. 5.875% 2023	3,750	4,036
The Bond Fund of America — Page 22 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA, Inc. 5.875% 2026	$4,700	$5,393
HCA, Inc. 4.125% 2029	2,825	3,158
HCA, Inc. 5.875% 2029	7,130	8,577
HCA, Inc. 3.50% 2030	5,225	5,541
HCA, Inc. 5.25% 2049	8,300	10,612
IMS Health Holdings, Inc. 5.00% 2026[4]	5,750	5,900
Johnson & Johnson 2.25% 2022	12,240	12,335
Johnson & Johnson 1.30% 2030	10,771	10,390
Johnson & Johnson 2.10% 2040	8,620	8,115
Kaiser Foundation Hospitals 2.81% 2041	5,555	5,627
Laboratory Corporation of America Holdings 1.55% 2026	7,500	7,519
Laboratory Corporation of America Holdings 2.70% 2031	5,051	5,169
Laboratory Corporation of America Holdings 4.70% 2045	1,310	1,606
Medtronic, Inc. 3.50% 2025	626	680
Merck & Co., Inc. 2.90% 2024	4,377	4,640
Merck & Co., Inc. 2.75% 2025	36,590	38,754
Merck & Co., Inc. 1.45% 2030	23,060	22,290
Molina Healthcare, Inc. 5.375% 2022	6,890	7,112
Molina Healthcare, Inc. 4.375% 2028[4]	2,125	2,213
Molina Healthcare, Inc. 3.875% 2030[4]	2,665	2,788
Novartis Capital Corp. 1.75% 2025	9,604	9,874
Novartis Capital Corp. 2.00% 2027	11,893	12,299
Novartis Capital Corp. 2.20% 2030	32,089	32,919
Pfizer, Inc. 2.80% 2022	3,707	3,749
Pfizer, Inc. 3.20% 2023	32,648	34,348
Pfizer, Inc. 2.95% 2024	7,674	8,119
Pfizer, Inc. 2.75% 2026	21,057	22,682
Pfizer, Inc. 1.70% 2030	29,483	29,093
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[6,8,9,10,11]	5,131	5,131
Shire PLC 2.875% 2023	8,790	9,166
Shire PLC 3.20% 2026	29,641	31,990
STERIS Irish FinCo Unlimited Co. 3.75% 2051	3,485	3,769
Summa Health 3.511% 2051	1,655	1,742
Syneos Health, Inc. 3.625% 2029[4]	2,315	2,311
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	31,550	34,005
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	7,500	8,966
Tenet Healthcare Corp. 4.625% 2024	4,240	4,309
Tenet Healthcare Corp. 4.875% 2026[4]	5,535	5,735
Tenet Healthcare Corp. 5.125% 2027[4]	4,565	4,765
Teva Pharmaceutical Finance Co. BV 3.65% 2021	3,000	3,013
Teva Pharmaceutical Finance Co. BV 2.95% 2022	6,800	6,860
Teva Pharmaceutical Finance Co. BV 2.80% 2023	162,155	161,391
Teva Pharmaceutical Finance Co. BV 6.00% 2024	85,316	89,902
Teva Pharmaceutical Finance Co. BV 7.125% 2025	66,000	72,270
Teva Pharmaceutical Finance Co. BV 3.15% 2026	136,785	131,143
Teva Pharmaceutical Finance Co. BV 6.75% 2028	108,089	123,627
Teva Pharmaceutical Finance Co. BV 4.10% 2046	116,226	100,406
Teva Pharmaceutical Finance Co., LLC 6.15% 2036	11,690	12,798
Thermo Fisher Scientific, Inc. 1.75% 2028	2,252	2,246
Thermo Fisher Scientific, Inc. 4.497% 2030	7,245	8,578
Thermo Fisher Scientific, Inc. 2.00% 2031	6,968	6,823
Thermo Fisher Scientific, Inc. 2.80% 2041	3,895	3,891
UnitedHealth Group, Inc. 3.35% 2022	200	205
The Bond Fund of America — Page 23 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 2.375% 2024	$7,903	$8,280
UnitedHealth Group, Inc. 3.50% 2024	6,860	7,332
UnitedHealth Group, Inc. 3.70% 2025	15,430	17,078
UnitedHealth Group, Inc. 3.75% 2025	5,900	6,502
UnitedHealth Group, Inc. 2.875% 2029	7,309	7,845
UnitedHealth Group, Inc. 2.00% 2030	10,000	10,034
UnitedHealth Group, Inc. 2.30% 2031	9,989	10,199
UnitedHealth Group, Inc. 3.05% 2041	8,000	8,276
UnitedHealth Group, Inc. 4.45% 2048	2,015	2,558
UnitedHealth Group, Inc. 3.70% 2049	6,795	7,728
UnitedHealth Group, Inc. 2.90% 2050	10,000	10,042
UnitedHealth Group, Inc. 3.25% 2051	11,679	12,372
Valeant Pharmaceuticals International, Inc. 5.50% 2025[4]	10,000	10,163
WellPoint, Inc. 3.50% 2024	9,349	10,011
Zimmer Holdings, Inc. 3.15% 2022	14,296	14,430
		2,548,287
Industrials 2.74%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	7,812	7,736
Aeropuerto International de Tocume SA 4.00% 2041[4]	4,100	4,221
Aeropuerto International de Tocume SA 5.125% 2061[4]	3,180	3,341
Air Lease Corp. 0.80% 2024	17,900	17,799
Air Lease Corp. 2.875% 2026	28,382	29,670
Air Lease Corp. 2.10% 2028	13,775	13,385
American Airlines, Inc. 5.50% 2026[4]	11,235	11,825
Autoridad del Canal de Panama 4.95% 2035[4]	5,500	6,764
Autoridad del Canal de Panama 4.95% 2035	1,025	1,261
Avolon Holdings Funding, Ltd. 3.625% 2022[4]	27,802	28,221
Avolon Holdings Funding, Ltd. 3.95% 2024[4]	35,726	37,946
Avolon Holdings Funding, Ltd. 2.125% 2026[4]	35,436	35,090
Avolon Holdings Funding, Ltd. 4.25% 2026[4]	9,306	10,014
Avolon Holdings Funding, Ltd. 4.375% 2026[4]	3,500	3,781
Avolon Holdings Funding, Ltd. 2.528% 2027[4]	2,795	2,751
Avolon Holdings Funding, Ltd. 3.25% 2027[4]	16,000	16,509
Avolon Holdings Funding, Ltd. 2.75% 2028[4]	20,000	19,962
Boeing Company 4.508% 2023	35,219	37,216
Boeing Company 1.95% 2024	12,686	12,986
Boeing Company 2.80% 2024	4,441	4,621
Boeing Company 4.875% 2025	121,293	135,046
Boeing Company 2.196% 2026	76,425	77,005
Boeing Company 2.75% 2026	99,914	104,122
Boeing Company 3.10% 2026	18,239	19,287
Boeing Company 2.70% 2027	4,854	5,027
Boeing Company 5.04% 2027	76,507	88,055
Boeing Company 3.25% 2028	104,518	110,474
Boeing Company 3.25% 2028	10,176	10,660
Boeing Company 5.15% 2030	145,603	170,981
Boeing Company 3.625% 2031	21,057	22,556
Boeing Company 3.60% 2034	6,790	7,102
Boeing Company 3.90% 2049	8,665	8,937
Boeing Company 3.75% 2050	1,464	1,481
Boeing Company 5.805% 2050	22,121	29,539
Boeing Company 5.93% 2060	2,000	2,738
Burlington Northern Santa Fe LLC 3.30% 2051	51,226	55,303
The Bond Fund of America — Page 24 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Burlington Northern Santa Fe LLC 3.05% 2051	$17,105	$17,684
BWX Technologies, Inc. 4.125% 2028[4]	1,675	1,721
Canadian National Railway Company 3.20% 2046	1,220	1,285
Carrier Global Corp. 2.242% 2025	11,566	11,987
Carrier Global Corp. 2.493% 2027	6,000	6,277
Carrier Global Corp. 2.722% 2030	15,767	16,322
Carrier Global Corp. 3.377% 2040	17,500	18,387
Carrier Global Corp. 3.577% 2050	3,000	3,193
Clean Harbors, Inc. 4.875% 2027[4]	1,100	1,143
Clean Harbors, Inc. 5.125% 2029[4]	10,000	10,983
CoreCivic, Inc. 8.25% 2026	1,060	1,083
CSX Corp. 3.80% 2028	2,460	2,752
CSX Corp. 4.25% 2029	4,277	4,920
CSX Corp. 2.40% 2030	17,855	18,360
CSX Corp. 2.50% 2051	10,725	9,764
Delta Air Lines, Inc. 7.00% 2025[4]	2,750	3,208
Dianjian Haiyu, Ltd. 3.50% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.773% on 6/14/2022)[5]	4,148	4,189
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[5]	14,000	14,490
Dun & Bradstreet Corp. 6.875% 2026[4]	6,055	6,358
ENA Master Trust 4.00% 2048[4]	8,154	8,376
General Dynamics Corp. 3.375% 2023	6,645	6,959
General Dynamics Corp. 3.50% 2025	8,025	8,714
General Dynamics Corp. 1.15% 2026	7,280	7,322
General Dynamics Corp. 3.625% 2030	10,250	11,487
General Dynamics Corp. 2.25% 2031	2,377	2,436
General Electric Capital Corp. 3.373% 2025	32,950	35,731
General Electric Capital Corp. 4.418% 2035	22,567	27,104
General Electric Co. 3.45% 2027	26,413	28,985
General Electric Co. 3.625% 2030	50,527	56,182
Herc Holdings, Inc. 5.50% 2027[4]	1,600	1,681
Honeywell International, Inc. 2.30% 2024	3,387	3,550
Honeywell International, Inc. 1.35% 2025	165	168
Honeywell International, Inc. 2.70% 2029	8,333	8,854
Honeywell International, Inc. 1.95% 2030	22,750	22,793
Honeywell International, Inc. 2.80% 2050	400	406
Icahn Enterprises Finance Corp. 4.75% 2024	2,500	2,603
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	5,440
L3Harris Technologies, Inc. 1.80% 2031	3,725	3,597
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[4]	2,619	3,069
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	558	653
Lima Metro Line 2 Finance, Ltd. 4.35% 2036	2,420	2,591
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[4]	934	1,000
Masco Corp. 1.50% 2028	10,810	10,526
Masco Corp. 2.00% 2031	14,724	14,259
Masco Corp. 3.125% 2051	2,112	2,076
Mexico City Airport Trust 4.25% 2026	200	214
Mexico City Airport Trust 3.875% 2028	11,400	11,762
Mexico City Airport Trust 3.875% 2028[4]	690	712
Mexico City Airport Trust 5.50% 2046	4,093	4,160
Mexico City Airport Trust 5.50% 2047	15,685	16,051
Mexico City Airport Trust 5.50% 2047[4]	4,796	4,908
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[4]	2,300	2,389
The Bond Fund of America — Page 25 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[4]	$4,650	$4,902
Norfolk Southern Corp. 3.05% 2050	1,314	1,312
Northrop Grumman Corp. 2.93% 2025	25,040	26,537
Northrop Grumman Corp. 3.25% 2028	8,475	9,176
Northrop Grumman Corp. 5.25% 2050	1,922	2,699
Otis Worldwide Corp. 2.056% 2025	28,882	29,856
Otis Worldwide Corp. 2.293% 2027	5,750	5,978
Otis Worldwide Corp. 2.565% 2030	4,900	5,034
Otis Worldwide Corp. 3.362% 2050	1,500	1,572
Pitney Bowes, Inc. 6.875% 2027[4]	6,000	6,323
Prime Security Services Borrower, LLC 5.25% 2024[4]	2,500	2,669
Prime Security Services Borrower, LLC 5.75% 2026[4]	2,000	2,166
Prime Security Services Borrower, LLC 3.375% 2027[4]	3,100	2,978
Raytheon Technologies Corp. 3.20% 2024	10,105	10,711
Raytheon Technologies Corp. 2.25% 2030	3,750	3,789
Raytheon Technologies Corp. 1.90% 2031	17,346	16,844
Raytheon Technologies Corp. 2.82% 2051	3,750	3,561
Republic Services, Inc. 2.50% 2024	7,000	7,333
Rolls-Royce PLC 5.75% 2027[4]	1,935	2,141
Roper Technologies, Inc. 1.00% 2025	2,000	1,990
Roper Technologies, Inc. 1.40% 2027	4,250	4,200
Roper Technologies, Inc. 1.75% 2031	5,000	4,772
Rutas 2 and 7 Finance, Ltd. 0% 2036[4]	1,795	1,338
Siemens AG 2.70% 2022[4]	28,620	28,953
Siemens AG 2.90% 2022[4]	10,000	10,178
Siemens AG 1.20% 2026[4]	24,978	24,899
Stericycle, Inc. 5.375% 2024[4]	5,000	5,134
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[4]	14,355	13,810
TransDigm, Inc. 6.25% 2026[4]	656	685
Triton Container International, Ltd. 1.15% 2024[4]	9,938	9,925
Triton Container International, Ltd. 3.15% 2031[4]	15,346	15,509
Union Pacific Corp. 3.15% 2024	5,705	6,045
Union Pacific Corp. 2.15% 2027	4,740	4,922
Union Pacific Corp. 2.40% 2030	9,549	9,815
Union Pacific Corp. 2.375% 2031	36,045	36,950
Union Pacific Corp. 2.891% 2036[4]	14,705	15,280
Union Pacific Corp. 4.30% 2049	4,550	5,589
Union Pacific Corp. 3.25% 2050	18,198	19,134
Union Pacific Corp. 2.95% 2052	6,804	6,771
Union Pacific Corp. 3.95% 2059	11,880	13,928
United Airlines Holdings, Inc. 6.50% 2027[4]	10,440	11,366
United Technologies Corp. 3.65% 2023	437	462
United Technologies Corp. 3.95% 2025	17,415	19,186
United Technologies Corp. 3.125% 2027	1,000	1,087
United Technologies Corp. 4.125% 2028	6,320	7,198
United Technologies Corp. 4.50% 2042	1,625	1,994
Vinci SA 3.75% 2029[4]	10,456	11,683
WESCO Distribution, Inc. 7.125% 2025[4]	2,165	2,313
WESCO Distribution, Inc. 7.25% 2028[4]	4,355	4,829
XPO Logistics, Inc. 6.25% 2025[4]	5,000	5,284
		2,075,086
The Bond Fund of America — Page 26 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 2.37%	Principal amount (000)	Value (000)
Alphabet, Inc. 1.10% 2030	$9,030	$8,536
América Móvil, SAB de CV, 8.46% 2036	MXN27,000	1,268
AT&T, Inc. 0.90% 2024	$30,470	30,520
AT&T, Inc. 1.70% 2026	39,950	40,455
AT&T, Inc. 2.30% 2027	14,975	15,511
AT&T, Inc. 1.65% 2028	23,275	23,105
AT&T, Inc. 4.30% 2030	30,000	34,445
AT&T, Inc. 2.75% 2031	83,090	85,384
AT&T, Inc. 2.25% 2032	50,814	49,517
AT&T, Inc. 2.55% 2033	73,196	72,078
AT&T, Inc. 3.30% 2052	27,586	26,772
AT&T, Inc. 3.50% 2053	84,970	84,263
AT&T, Inc. 3.55% 2055	18,145	17,930
Axiata SPV2 Bhd. 2.163% 2030	4,883	4,782
Cablevision Systems Corp. 5.375% 2028[4]	4,850	5,074
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	1,907	1,969
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]	12,250	12,803
CCO Holdings LLC and CCO Holdings Capital Corp. 2.25% 2029	17,000	16,994
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[4]	10,700	11,569
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[4]	18,675	19,291
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[4]	9,665	10,117
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	26,986	27,069
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	25,960	24,746
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,225	2,294
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[4]	21,825	21,648
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	9,328
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	18,943	22,321
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	5,000	5,621
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	8,400	8,195
CenturyLink, Inc. 4.00% 2027[4]	95,075	97,266
Comcast Corp. 3.10% 2025	8,700	9,312
Comcast Corp. 3.95% 2025	5,250	5,826
Comcast Corp. 2.65% 2030	60,290	62,934
Comcast Corp. 1.95% 2031	14,746	14,483
Comcast Corp. 3.25% 2039	2,120	2,240
Comcast Corp. 3.75% 2040	8,930	10,044
Comcast Corp. 2.80% 2051	22,600	21,434
Comcast Corp. 2.45% 2052	5,000	4,421
Diamond Sports Group LLC 5.375% 2026[4]	3,500	2,314
Embarq Corp. 7.995% 2036	7,850	8,431
Grupo Televisa, SAB 7.25% 2043	MXN25,290	876
iHeartCommunications, Inc. 6.375% 2026	$8,475	8,953
Level 3 Communications, Inc. 5.25% 2026	5,015	5,182
Level 3 Communications, Inc. 3.875% 2029[4]	6,900	7,387
Level 3 Financing, Inc. 3.75% 2029[4]	3,053	2,954
Netflix, Inc. 4.875% 2028	6,000	6,922
Netflix, Inc. 5.875% 2028	8,425	10,334
Netflix, Inc. 4.875% 2030[4]	13,262	15,633
Quebecor Media, Inc. 5.75% 2023	3,600	3,811
SBA Tower Trust 1.631% 2026[4]	61,789	61,706
Scripps Escrow II, Inc. 3.875% 2029[4]	1,307	1,313
Sinclair Television Group, Inc. 4.125% 2030[4]	3,625	3,548
Sirius XM Radio, Inc. 4.00% 2028[4]	4,050	4,123
Sprint Corp. 7.875% 2023	6,163	6,894
The Bond Fund of America — Page 27 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sprint Corp. 7.125% 2024	$10,010	$11,406
TEGNA, Inc. 5.00% 2029	8,500	8,766
Tencent Holdings, Ltd. 3.28% 2024[4]	15,000	15,826
Tencent Holdings, Ltd. 3.595% 2028	7,500	8,037
Tencent Holdings, Ltd. 2.39% 2030[4]	30,000	29,514
Tencent Holdings, Ltd. 3.24% 2050[4]	14,870	14,022
Tencent Holdings, Ltd. 3.29% 2060[4]	10,000	9,340
Tencent Music Entertainment Group 2.00% 2030	2,575	2,428
T-Mobile US, Inc. 3.50% 2025	6,550	7,059
T-Mobile US, Inc. 1.50% 2026	4,900	4,919
T-Mobile US, Inc. 2.25% 2026[4]	11,036	11,174
T-Mobile US, Inc. 2.25% 2026	2,402	2,432
T-Mobile US, Inc. 2.625% 2026	46,064	47,158
T-Mobile US, Inc. 3.75% 2027	20,800	22,930
T-Mobile US, Inc. 2.05% 2028	2,500	2,522
T-Mobile US, Inc. 4.75% 2028	9,066	9,644
T-Mobile US, Inc. 2.625% 2029	17,611	17,819
T-Mobile US, Inc. 3.375% 2029[4]	8,000	8,356
T-Mobile US, Inc. 3.875% 2030	18,318	20,236
T-Mobile US, Inc. 2.55% 2031	16,052	16,120
T-Mobile US, Inc. 2.875% 2031	22,912	23,135
T-Mobile US, Inc. 3.50% 2031	25,000	26,397
T-Mobile US, Inc. 3.50% 2031[4]	816	862
T-Mobile US, Inc. 3.00% 2041	7,490	7,257
T-Mobile US, Inc. 3.30% 2051	10,603	10,274
T-Mobile US, Inc. 3.40% 2052[4]	35,451	34,645
Verizon Communications, Inc. 2.10% 2028	4,800	4,876
Verizon Communications, Inc. 4.329% 2028	13,420	15,440
Verizon Communications, Inc. 3.875% 2029	2,071	2,324
Verizon Communications, Inc. 4.016% 2029	5,000	5,668
Verizon Communications, Inc. 1.68% 2030	38,817	36,937
Verizon Communications, Inc. 1.75% 2031	38,919	37,020
Verizon Communications, Inc. 2.55% 2031	10,477	10,613
Verizon Communications, Inc. 2.355% 2032[4]	20,027	19,817
Verizon Communications, Inc. 2.65% 2040	8,750	8,233
Verizon Communications, Inc. 2.85% 2041	22,579	22,073
Verizon Communications, Inc. 3.40% 2041	37,898	39,615
Verizon Communications, Inc. 3.85% 2042	855	941
Verizon Communications, Inc. 2.875% 2050	33,039	30,844
Verizon Communications, Inc. 3.55% 2051	19,959	21,076
Videotron, Ltd. 5.375% 2024[4]	3,100	3,375
Virgin Media O2 4.25% 2031[4]	5,475	5,468
Virgin Media Secured Finance PLC 5.50% 2029[4]	5,000	5,276
Vodafone Group PLC 5.25% 2048	6,992	9,064
Vodafone Group PLC 4.25% 2050	17,875	20,637
Walt Disney Company 2.65% 2031	30,988	32,374
Walt Disney Company 4.70% 2050	10,000	13,127
Walt Disney Company 3.60% 2051	2,231	2,488
Ziggo Bond Finance BV 5.50% 2027[4]	5,450	5,641
Ziggo Bond Finance BV 4.875% 2030[4]	500	516
		1,797,667
The Bond Fund of America — Page 28 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 1.82%	Principal amount (000)	Value (000)
7-Eleven, Inc. 0.95% 2026[4]	$14,861	$14,601
7-Eleven, Inc. 1.30% 2028[4]	18,485	17,781
7-Eleven, Inc. 1.80% 2031[4]	99,105	94,447
7-Eleven, Inc. 2.80% 2051[4]	3,005	2,782
Albertsons Companies, Inc. 3.50% 2023[4]	3,575	3,660
Altria Group, Inc. 2.35% 2025	785	814
Altria Group, Inc. 4.40% 2026	8,325	9,354
Altria Group, Inc. 4.80% 2029	9,905	11,392
Altria Group, Inc. 3.40% 2030	3,247	3,438
Altria Group, Inc. 2.45% 2032	6,000	5,753
Altria Group, Inc. 5.80% 2039	900	1,108
Altria Group, Inc. 4.50% 2043	100	106
Altria Group, Inc. 5.375% 2044	2,433	2,868
Altria Group, Inc. 5.95% 2049	49,821	63,189
Altria Group, Inc. 4.45% 2050	13,107	13,806
Altria Group, Inc. 3.70% 2051	18,322	17,284
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	33,000	40,626
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,259
Anheuser-Busch InBev NV 4.75% 2029	36,001	42,420
Anheuser-Busch InBev NV 3.50% 2030	2,455	2,691
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,645
Anheuser-Busch InBev NV 5.45% 2039	10,000	12,965
Anheuser-Busch InBev NV 4.60% 2048	9,275	11,093
Anheuser-Busch InBev NV 5.55% 2049	4,979	6,755
Anheuser-Busch InBev NV 4.50% 2050	13,998	16,741
British American Tobacco International Finance PLC 3.95% 2025[4]	20,022	21,754
British American Tobacco International Finance PLC 1.668% 2026	17,162	17,180
British American Tobacco PLC 3.222% 2024	51,000	54,085
British American Tobacco PLC 3.215% 2026	8,750	9,333
British American Tobacco PLC 3.557% 2027	57,320	61,792
British American Tobacco PLC 4.70% 2027	911	1,030
British American Tobacco PLC 2.259% 2028	30,961	30,750
British American Tobacco PLC 4.906% 2030	17,738	20,322
British American Tobacco PLC 2.726% 2031	23,635	23,294
British American Tobacco PLC 4.39% 2037	50,000	53,771
British American Tobacco PLC 4.54% 2047	38,726	40,182
British American Tobacco PLC 4.758% 2049	49,691	53,810
British American Tobacco PLC 3.984% 2050	15,837	15,265
British American Tobacco PLC 5.282% 2050	9,163	10,552
Central Garden & Pet Co. 4.125% 2030	1,325	1,356
Coca-Cola Company 1.00% 2028	2,785	2,691
Coca-Cola Company 1.375% 2031	3,424	3,255
Coca-Cola Company 2.50% 2051	1,634	1,540
Coca-Cola FEMSA, SAB de CV, 1.85% 2032	5,500	5,215
Conagra Brands, Inc. 4.30% 2024	22,146	24,014
Conagra Brands, Inc. 4.60% 2025	11,307	12,713
Conagra Brands, Inc. 1.375% 2027	7,200	7,019
Conagra Brands, Inc. 5.30% 2038	780	993
Conagra Brands, Inc. 5.40% 2048	14,298	19,018
Constellation Brands, Inc. 3.20% 2023	10,638	11,006
Constellation Brands, Inc. 4.25% 2023	8,588	9,077
Constellation Brands, Inc. 3.70% 2026	3,350	3,692
Constellation Brands, Inc. 3.60% 2028	1,650	1,814
Constellation Brands, Inc. 3.15% 2029	13,210	14,135
The Bond Fund of America — Page 29 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 2.875% 2030	$26,447	$27,543
Constellation Brands, Inc. 2.25% 2031	5,951	5,860
Constellation Brands, Inc. 4.10% 2048	1,000	1,132
Darling Ingredients, Inc. 5.25% 2027[4]	6,000	6,250
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,267
InRetail Consumer 3.25% 2028[4]	5,400	5,420
JBS Investments GMBH II 7.00% 2026[4]	1,932	2,022
JBS Investments GMBH II 7.00% 2026	835	874
JBS Luxembourg SARL 3.625% 2032[4]	10,189	10,393
JBS Luxembourg SARL 3.625% 2032	212	216
JBS USA Lux SA 5.50% 2030[4]	2,375	2,645
Keurig Dr Pepper, Inc. 4.057% 2023	15,660	16,554
Keurig Dr Pepper, Inc. 4.417% 2025	10,993	12,221
Keurig Dr Pepper, Inc. 4.597% 2028	17,199	19,979
Keurig Dr Pepper, Inc. 3.20% 2030	13,597	14,653
Keurig Dr Pepper, Inc. 4.985% 2038	10,000	12,543
Keurig Dr Pepper, Inc. 5.085% 2048	14,925	19,827
Kimberly-Clark Corp. 1.05% 2027	1,820	1,796
Kimberly-Clark Corp. 3.10% 2030	921	1,009
Kimberly-Clark de México, SAB de CV, 2.431% 2031[4]	2,510	2,505
Kraft Heinz Company 3.00% 2026	2,599	2,739
Kraft Heinz Company 4.25% 2031	1,634	1,848
Kraft Heinz Company 4.375% 2046	14,000	15,958
Kraft Heinz Company 4.875% 2049	3,570	4,353
Lamb Weston Holdings, Inc. 4.625% 2024[4]	2,500	2,546
Molson Coors Brewing Co. 4.20% 2046	5,000	5,544
Nestlé Holdings, Inc. 0.625% 2026[4]	15,343	15,018
Nestlé Holdings, Inc. 1.00% 2027[4]	9,795	9,540
Nestlé Holdings, Inc. 1.15% 2027[4]	7,500	7,445
Nestlé Holdings, Inc. 1.875% 2031[4]	10,000	9,912
Nestlé Holdings, Inc. 2.625% 2051[4]	10,000	9,796
PepsiCo, Inc. 1.625% 2030	2,736	2,682
PepsiCo, Inc. 1.40% 2031	5,307	5,105
PepsiCo, Inc. 3.625% 2050	25,720	29,668
Philip Morris International, Inc. 2.50% 2022	16,500	16,868
Philip Morris International, Inc. 2.875% 2024	11,985	12,650
Philip Morris International, Inc. 1.50% 2025	1,286	1,305
Philip Morris International, Inc. 0.875% 2026	4,170	4,095
Philip Morris International, Inc. 3.375% 2029	13,550	14,889
Philip Morris International, Inc. 1.75% 2030	13,517	13,028
Philip Morris International, Inc. 2.10% 2030	3,718	3,697
Philip Morris International, Inc. 4.125% 2043	3,680	4,118
Philip Morris International, Inc. 4.875% 2043	8,500	10,440
Philip Morris International, Inc. 4.25% 2044	1,774	2,032
Procter & Gamble Company 0.55% 2025	11,444	11,289
Procter & Gamble Company 1.00% 2026	1,467	1,470
Procter & Gamble Company 1.20% 2030	4,005	3,812
Procter & Gamble Company 3.00% 2030	1,183	1,295
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	17,570	17,787
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	4,185	4,326
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	4,305	4,521
Reynolds American, Inc. 4.45% 2025	7,158	7,894
Reynolds American, Inc. 4.75% 2042	2,500	2,625
Reynolds American, Inc. 5.85% 2045	10,195	12,252
The Bond Fund of America — Page 30 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Spectrum Brands, Inc. 5.75% 2025	$2,750	$2,822
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,086
		1,378,400
Information technology 1.56%
Adobe, Inc. 2.30% 2030	9,734	10,074
Analog Devices, Inc. 1.70% 2028	3,935	3,946
Analog Devices, Inc. 2.10% 2031	16,411	16,460
Analog Devices, Inc. 2.80% 2041	2,973	2,978
Analog Devices, Inc. 2.95% 2051	16,454	16,481
Apple, Inc. 0.55% 2025	9,225	9,089
Apple, Inc. 1.125% 2025	12,963	13,062
Apple, Inc. 1.20% 2028	13,500	13,234
Apple, Inc. 1.25% 2030	4,750	4,503
Apple, Inc. 1.65% 2031	20,000	19,477
Apple, Inc. 2.375% 2041	4,625	4,447
Apple, Inc. 2.40% 2050	10,380	9,535
Apple, Inc. 2.65% 2050	529	509
Apple, Inc. 2.65% 2051	33,995	32,570
Apple, Inc. 2.70% 2051	4,500	4,347
Apple, Inc. 2.55% 2060	5,750	5,251
Apple, Inc. 2.80% 2061	3,200	3,061
Black Knight, Inc. 3.625% 2028[4]	3,200	3,220
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	14,119	15,524
Broadcom, Inc. 4.75% 2029	10,375	11,923
Broadcom, Inc. 4.15% 2030	36,500	40,464
Broadcom, Inc. 5.00% 2030	650	759
Broadcom, Inc. 2.45% 2031[4]	11,500	11,146
Broadcom, Inc. 4.30% 2032	19,000	21,307
Broadcom, Inc. 3.419% 2033[4]	6,938	7,188
Broadcom, Inc. 3.469% 2034[4]	146,857	151,362
Broadcom, Inc. 3.137% 2035[4]	4,909	4,902
Broadcom, Inc. 3.187% 2036[4]	57,589	57,522
Broadcom, Inc. 3.50% 2041[4]	11,842	11,719
Broadcom, Inc. 3.75% 2051[4]	7,205	7,204
Broadcom, Ltd. 2.65% 2023	16,500	16,959
CDW Corp. 4.125% 2025	5,275	5,473
Fidelity National Information Services, Inc. 1.15% 2026	22,429	22,244
Fidelity National Information Services, Inc. 2.25% 2031	13,937	13,845
Fidelity National Information Services, Inc. 3.10% 2041	1,129	1,145
Fiserv, Inc. 2.75% 2024	19,000	20,014
Fiserv, Inc. 3.50% 2029	22,898	24,949
Fiserv, Inc. 2.65% 2030	13,442	13,764
Fortinet, Inc. 2.20% 2031	5,609	5,565
Gartner, Inc. 4.50% 2028[4]	1,850	1,945
Global Payments, Inc. 2.90% 2030	18,806	19,418
Imola Merger Corp. 4.75% 2029[4]	2,500	2,589
Mastercard, Inc. 1.90% 2031	11,425	11,476
Mastercard, Inc. 2.95% 2051	11,069	11,453
Microsoft Corp. 3.125% 2025	5,290	5,738
Microsoft Corp. 2.525% 2050	14,910	14,372
NCR Corp. 5.75% 2027[4]	2,500	2,641
NCR Corp. 6.125% 2029[4]	1,730	1,879
NCR Corp. 5.25% 2030[4]	7,250	7,615
The Bond Fund of America — Page 31 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Open Text Corp. 3.875% 2028[4]	$6,500	$6,638
Oracle Corp. 2.50% 2025	11,500	12,037
Oracle Corp. 1.65% 2026	25,637	26,012
Oracle Corp. 2.30% 2028	8,095	8,284
Oracle Corp. 2.875% 2031	58,258	59,991
Oracle Corp. 3.60% 2050	55,665	55,845
Oracle Corp. 3.95% 2051	7,204	7,612
PayPal Holdings, Inc. 2.40% 2024	43,150	45,357
PayPal Holdings, Inc. 2.65% 2026	12,234	13,081
PayPal Holdings, Inc. 2.85% 2029	12,955	13,835
PayPal Holdings, Inc. 2.30% 2030	14,574	14,945
PayPal Holdings, Inc. 3.25% 2050	5,009	5,412
salesforce.com, inc. 1.95% 2031	13,025	12,973
salesforce.com, inc. 2.70% 2041	4,875	4,866
salesforce.com, inc. 2.90% 2051	46,700	46,665
salesforce.com, inc. 3.05% 2061	7,460	7,563
ServiceNow, Inc. 1.40% 2030	72,310	67,872
SK hynix, Inc. 1.50% 2026[4]	19,275	19,035
SK hynix, Inc. 2.375% 2031[4]	9,830	9,549
Square, Inc. 3.50% 2031[4]	5,025	5,161
Unisys Corp. 6.875% 2027[4]	1,700	1,859
VeriSign, Inc. 2.70% 2031	13,062	13,292
Xerox Corp. 5.50% 2028[4]	6,000	6,219
		1,180,451
Real estate 0.76%
Alexandria Real Estate Equities, Inc. 3.80% 2026	2,442	2,694
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,598
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,072	1,205
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,672	1,739
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,454
Alexandria Real Estate Equities, Inc. 3.375% 2031	3,158	3,440
Alexandria Real Estate Equities, Inc. 1.875% 2033	1,758	1,656
American Campus Communities, Inc. 3.75% 2023	5,145	5,357
American Campus Communities, Inc. 4.125% 2024	9,432	10,242
American Campus Communities, Inc. 3.30% 2026	20,742	22,220
American Campus Communities, Inc. 3.625% 2027	3,776	4,127
American Campus Communities, Inc. 2.85% 2030	4,967	5,108
American Campus Communities, Inc. 3.875% 2031	1,414	1,579
American Tower Corp. 1.45% 2026	3,752	3,736
American Tower Corp. 1.60% 2026	6,213	6,241
American Tower Corp. 2.30% 2031	6,754	6,664
American Tower Corp. 2.70% 2031	19,986	20,449
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]	2,490	2,528
Corporate Office Properties LP 2.25% 2026	14,337	14,700
Corporate Office Properties LP 2.00% 2029	6,408	6,284
Corporate Office Properties LP 2.75% 2031	10,067	10,181
Crown Castle International Corp. 2.50% 2031	31,768	31,767
Equinix, Inc. 2.625% 2024	40,151	42,062
Equinix, Inc. 1.25% 2025	9,870	9,835
Equinix, Inc. 1.45% 2026	5,384	5,373
Equinix, Inc. 2.90% 2026	17,754	18,841
Equinix, Inc. 1.80% 2027	2,871	2,887
Equinix, Inc. 1.55% 2028	9,710	9,499
The Bond Fund of America — Page 32 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 2.00% 2028	$1,318	$1,316
Equinix, Inc. 3.20% 2029	29,204	31,003
Equinix, Inc. 2.15% 2030	36,279	35,606
Equinix, Inc. 2.50% 2031	33,536	33,788
Equinix, Inc. 3.00% 2050	6,651	6,325
Equinix, Inc. 2.95% 2051	400	377
Equinix, Inc. 3.40% 2052	8,582	8,750
Essex Portfolio LP 3.25% 2023	4,610	4,780
Essex Portfolio LP 3.875% 2024	5,500	5,885
Essex Portfolio LP 3.50% 2025	3	3
Essex Portfolio LP 3.375% 2026	1,079	1,165
Extra Space Storage, Inc. 2.35% 2032	3,974	3,887
Fibra SOMA 4.375% 2031[4]	8,260	8,031
Hospitality Properties Trust 5.00% 2022	14,650	14,760
Hospitality Properties Trust 4.50% 2023	9,680	9,890
Hospitality Properties Trust 4.50% 2025	6,875	6,884
Hospitality Properties Trust 3.95% 2028	100	94
Howard Hughes Corp. 5.375% 2028[4]	7,025	7,411
Howard Hughes Corp. 4.125% 2029[4]	1,925	1,930
Howard Hughes Corp. 4.375% 2031[4]	1,400	1,410
Invitation Homes Operating Partnership LP 2.00% 2031	6,088	5,851
Iron Mountain, Inc. 4.875% 2027[4]	1,605	1,668
Iron Mountain, Inc. 5.25% 2028[4]	12,959	13,558
Iron Mountain, Inc. 4.875% 2029[4]	8,367	8,775
Iron Mountain, Inc. 5.25% 2030[4]	3,450	3,666
Iron Mountain, Inc. 4.50% 2031[4]	3,750	3,808
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,325	2,369
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	2,355
Kimco Realty Corp. 2.70% 2024	16,980	17,694
Kimco Realty Corp. 3.30% 2025	5,000	5,333
Omega Healthcare Investors, Inc. 4.375% 2023	433	459
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,898
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,210
Public Storage 2.30% 2031	10,924	11,074
Scentre Group 3.25% 2025[4]	1,265	1,347
Scentre Group 3.50% 2025[4]	9,846	10,496
Sun Communities Operating LP 2.30% 2028	5,866	5,881
Sun Communities Operating LP 2.70% 2031	24,886	25,173
WEA Finance LLC 3.75% 2024[4]	2,480	2,640
Westfield Corp., Ltd. 3.50% 2029[4]	7,335	7,635
		573,651
Materials 0.72%
Air Products and Chemicals, Inc. 1.50% 2025	3,535	3,601
Air Products and Chemicals, Inc. 1.85% 2027	802	827
Air Products and Chemicals, Inc. 2.05% 2030	768	777
Air Products and Chemicals, Inc. 2.70% 2040	11,472	11,575
Air Products and Chemicals, Inc. 2.80% 2050	4,295	4,302
Alpek, SAB de CV, 3.25% 2031[4]	5,000	5,059
Anglo American Capital PLC 2.25% 2028[4]	4,816	4,791
Anglo American Capital PLC 5.625% 2030[4]	10,000	12,076
Anglo American Capital PLC 2.875% 2031[4]	3,600	3,616
Anglo American Capital PLC 3.95% 2050[4]	4,980	5,341
ArcelorMittal 7.00% 2039	3,250	4,590
The Bond Fund of America — Page 33 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
ArcelorMittal 6.75% 2041	$2,780	$3,824
Ardagh Packaging Finance 5.25% 2025[4]	3,640	3,806
Ardagh Packaging Finance 4.125% 2026[4]	2,500	2,598
Ball Corp. 4.00% 2023	6,000	6,330
Berry Global Escrow Corp. 4.875% 2026[4]	9,875	10,382
Braskem Idesa SAPI 7.45% 2029[4]	1,540	1,635
Braskem SA 4.50% 2030[4]	5,125	5,459
Braskem SA 4.50% 2030	1,350	1,438
Braskem SA 5.875% 2050[4]	4,000	4,555
BWAY Parent Co., Inc. 5.50% 2024[4]	6,500	6,565
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	6,630	6,918
Cleveland-Cliffs, Inc. 9.875% 2025[4]	5,271	6,055
Cleveland-Cliffs, Inc. 6.75% 2026[4]	12,035	12,847
Crown Holdings, Inc. 4.50% 2023	2,500	2,626
Crown Holdings, Inc. 4.25% 2026	4,000	4,294
Dow Chemical Co. 4.55% 2025	33	37
Dow Chemical Co. 3.625% 2026	14,418	15,811
Dow Chemical Co. 4.80% 2028	4,000	4,729
Dow Chemical Co. 2.10% 2030	13,250	13,138
Dow Chemical Co. 4.625% 2044	1,100	1,342
Dow Chemical Co. 5.55% 2048	8,600	11,953
Dow Chemical Co. 4.80% 2049	8,152	10,318
Dow Chemical Co. 3.60% 2050	13,575	14,431
Ecolab, Inc. 2.125% 2050	4,000	3,544
Freeport-McMoRan, Inc. 3.875% 2023	9,000	9,297
Freeport-McMoRan, Inc. 4.125% 2028	4,000	4,150
Freeport-McMoRan, Inc. 4.25% 2030	40	42
Freeport-McMoRan, Inc. 5.40% 2034	1,450	1,744
Freeport-McMoRan, Inc. 5.45% 2043	2,566	3,163
Fresnillo PLC 4.25% 2050[4]	9,516	9,878
Glencore Funding LLC 4.125% 2024[4]	25,850	27,700
Glencore Funding LLC 1.625% 2026[4]	6,168	6,142
Glencore Funding LLC 2.625% 2031[4]	9,100	8,916
Glencore Funding LLC 3.375% 2051[4]	2,100	2,000
Glencore Funding LLC 3.875% 2051[4]	1,900	1,991
Graphic Packaging International, Inc. 3.50% 2028[4]	8,000	8,134
Huntsman International LLC 2.95% 2031	5,635	5,778
Industrias Peñoles, SAB de CV, 4.75% 2050[4]	6,090	6,745
International Flavors & Fragrances, Inc. 1.23% 2025[4]	5,000	4,961
International Flavors & Fragrances, Inc. 1.832% 2027[4]	7,772	7,788
International Flavors & Fragrances, Inc. 2.30% 2030[4]	33,420	33,157
International Flavors & Fragrances, Inc. 3.268% 2040[4]	4,500	4,657
International Flavors & Fragrances, Inc. 3.468% 2050[4]	10,360	10,893
LYB International Finance III, LLC 1.25% 2025	4,029	4,028
LYB International Finance III, LLC 2.25% 2030	24,085	24,126
LYB International Finance III, LLC 3.375% 2030	2,000	2,176
LYB International Finance III, LLC 3.375% 2040	4,250	4,420
LYB International Finance III, LLC 4.20% 2049	1,740	1,984
LYB International Finance III, LLC 4.20% 2050	4,500	5,136
LYB International Finance III, LLC 3.625% 2051	5,503	5,796
Methanex Corp. 5.125% 2027	9,900	10,717
Methanex Corp. 5.25% 2029	1,125	1,219
Methanex Corp. 5.65% 2044	1,000	1,077
Newcrest Finance Pty, Ltd. 3.25% 2030[4]	5,229	5,562
The Bond Fund of America — Page 34 of 64

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Newcrest Finance Pty, Ltd. 4.20% 2050[4]	$2,714	$3,113
Nova Chemicals Corp. 4.875% 2024[4]	2,000	2,092
Nova Chemicals Corp. 5.25% 2027[4]	7,500	7,889
Nova Chemicals Corp. 4.25% 2029[4]	3,035	3,039
Nutrien, Ltd. 4.20% 2029	500	570
Nutrien, Ltd. 5.00% 2049	3,850	5,067
OCI NV 5.25% 2024[4]	3,100	3,193
Olin Corp. 9.50% 2025[4]	2,950	3,680
Olin Corp. 5.625% 2029	2,500	2,752
Praxair, Inc. 1.10% 2030	14,464	13,492
Praxair, Inc. 2.00% 2050	5,729	4,934
Sealed Air Corp. 5.25% 2023[4]	111	116
Sherwin-Williams Company 2.75% 2022	212	215
Sherwin-Williams Company 3.125% 2024	7,250	7,685
Sherwin-Williams Company 3.45% 2027	2,862	3,145
Sherwin-Williams Company 2.95% 2029	5,150	5,474
Sherwin-Williams Company 2.30% 2030	2,771	2,801
Sherwin-Williams Company 4.50% 2047	2,601	3,158
Sherwin-Williams Company 3.80% 2049	1,500	1,687
Sherwin-Williams Company 3.30% 2050	1,700	1,765
Silgan Holdings, Inc. 4.75% 2025	5,000	5,075
Silgan Holdings, Inc. 4.125% 2028	2,500	2,572
Summit Materials, Inc. 5.25% 2029[4]	4,160	4,373
Suzano Austria GMBH 6.00% 2029	1,900	2,232
Suzano Austria GMBH 3.75% 2031	6,660	6,850
Vale Overseas, Ltd. 3.75% 2030	6,457	6,697
Westlake Chemical Corp. 5.00% 2046	7,090	8,770
Westlake Chemical Corp. 4.375% 2047	1,960	2,240
		549,243
Total corporate bonds, notes & loans		25,216,212
Mortgage-backed obligations 16.84% Federal agency mortgage-backed obligations 14.52%
Fannie Mae Pool #976945 5.50% 2023[12]	1	1
Fannie Mae Pool #976948 6.00% 2023[12]	9	9
Fannie Mae Pool #932119 4.50% 2024[12]	655	688
Fannie Mae Pool #AD6392 4.50% 2025[12]	737	777
Fannie Mae Pool #AD3149 4.50% 2025[12]	414	437
Fannie Mae Pool #AD5692 4.50% 2025[12]	349	368
Fannie Mae Pool #AB1068 4.50% 2025[12]	2	2
Fannie Mae Pool #MA3131 3.00% 2027[12]	76	80
Fannie Mae Pool #MA2973 3.00% 2027[12]	8	9
Fannie Mae Pool #AL7800 2.50% 2030[12]	4,588	4,795
Fannie Mae Pool #AL9668 3.00% 2030[12]	12	13
Fannie Mae Pool #AZ0554 3.50% 2030[12]	294	316
Fannie Mae Pool #AZ4646 3.50% 2030[12]	278	297
Fannie Mae Pool #AY1948 3.50% 2030[12]	241	258
Fannie Mae Pool #AS8388 2.50% 2031[12]	4,009	4,213
Fannie Mae Pool #AS7323 2.50% 2031[12]	3,091	3,259
Fannie Mae Pool #CA3178 3.00% 2031[12]	833	881
Fannie Mae Pool #890710 3.00% 2031[12]	14	15
Fannie Mae Pool #FM1162 2.50% 2032[12]	2,850	2,996
Fannie Mae Pool #BM1036 2.50% 2032[12]	340	357
The Bond Fund of America — Page 35 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH7659 3.00% 2032[12]	$10,102	$10,682
Fannie Mae Pool #CA3274 3.00% 2032[12]	640	677
Fannie Mae Pool #BH9235 3.00% 2033[12]	1,031	1,094
Fannie Mae Pool #BJ4890 3.00% 2033[12]	660	704
Fannie Mae Pool #BJ4856 3.00% 2033[12]	411	437
Fannie Mae Pool #BM5111 3.00% 2033[12]	332	355
Fannie Mae Pool #MA3247 3.00% 2033[12]	282	298
Fannie Mae Pool #BK7453 3.00% 2033[12]	46	48
Fannie Mae Pool #CA2106 3.50% 2033[12]	156	167
Fannie Mae Pool #MA3518 4.00% 2033[12]	22	24
Fannie Mae Pool #695412 5.00% 2033[12]	8	10
Fannie Mae Pool #CA4453 2.50% 2034[12]	5,133	5,372
Fannie Mae Pool #BO1359 2.50% 2034[12]	2,435	2,552
Fannie Mae Pool #FM1490 3.50% 2034[12]	6,629	7,081
Fannie Mae Pool #AD3566 5.00% 2035[12]	109	120
Fannie Mae Pool #AS8355 3.00% 2036[12]	10,902	11,570
Fannie Mae Pool #AS8554 3.00% 2036[12]	1,154	1,222
Fannie Mae Pool #MA2746 4.00% 2036[12]	2,455	2,692
Fannie Mae Pool #MA2588 4.00% 2036[12]	2,001	2,181
Fannie Mae Pool #MA2787 4.00% 2036[12]	1,394	1,522
Fannie Mae Pool #MA2717 4.00% 2036[12]	416	457
Fannie Mae Pool #893837 7.00% 2036[12]	121	129
Fannie Mae Pool #924866 1.515% 2037[6,12]	27	28
Fannie Mae Pool #MA2897 3.00% 2037[12]	24,344	25,817
Fannie Mae Pool #MA2866 3.00% 2037[12]	14,015	14,865
Fannie Mae Pool #945680 6.00% 2037[12]	25	30
Fannie Mae Pool #913966 6.00% 2037[12]	2	2
Fannie Mae Pool #924069 7.00% 2037[12]	106	112
Fannie Mae Pool #954927 7.00% 2037[12]	102	111
Fannie Mae Pool #966170 7.00% 2037[12]	82	85
Fannie Mae Pool #954936 7.00% 2037[12]	39	42
Fannie Mae Pool #914612 7.50% 2037[12]	56	58
Fannie Mae Pool #889101 1.631% 2038[6,12]	109	112
Fannie Mae Pool #964279 2.095% 2038[6,12]	107	109
Fannie Mae Pool #964708 2.265% 2038[6,12]	14	14
Fannie Mae Pool #MA3539 4.50% 2038[12]	66	72
Fannie Mae Pool #889982 5.50% 2038[12]	23	27
Fannie Mae Pool #988588 5.50% 2038[12]	4	5
Fannie Mae Pool #AC2641 4.50% 2039[12]	4,207	4,719
Fannie Mae Pool #AC0794 5.00% 2039[12]	233	265
Fannie Mae Pool #931768 5.00% 2039[12]	81	93
Fannie Mae Pool #AL9335 2.123% 2040[6,12]	3,885	4,117
Fannie Mae Pool #AE7629 2.231% 2040[6,12]	23	23
Fannie Mae Pool #AH0007 4.00% 2040[12]	2,460	2,700
Fannie Mae Pool #AE1761 4.00% 2040[12]	2,408	2,665
Fannie Mae Pool #AE7567 4.00% 2040[12]	2,338	2,574
Fannie Mae Pool #AH0539 4.00% 2040[12]	911	1,008
Fannie Mae Pool #AE8073 4.00% 2040[12]	453	501
Fannie Mae Pool #AD8522 4.00% 2040[12]	125	138
Fannie Mae Pool #AE5471 4.50% 2040[12]	778	872
Fannie Mae Pool #AB1297 5.00% 2040[12]	326	368
Fannie Mae Pool #932606 5.00% 2040[12]	229	259
Fannie Mae Pool #MA4387 2.00% 2041[12]	4,057	4,122
Fannie Mae Pool #AL9327 2.119% 2041[6,12]	3,601	3,817
The Bond Fund of America — Page 36 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL9326 2.13% 2041[6,12]	$4,644	$4,919
Fannie Mae Pool #AL9531 2.148% 2041[6,12]	2,918	3,094
Fannie Mae Pool #AL0073 2.145% 2041[6,12]	190	201
Fannie Mae Pool #AE0789 2.163% 2041[6,12]	285	302
Fannie Mae Pool #AE0844 2.189% 2041[6,12]	259	274
Fannie Mae Pool #AJ7471 4.00% 2041[12]	974	1,077
Fannie Mae Pool #AB4050 4.00% 2041[12]	833	928
Fannie Mae Pool #AI5172 4.00% 2041[12]	608	673
Fannie Mae Pool #AJ4189 4.00% 2041[12]	522	582
Fannie Mae Pool #AJ4154 4.00% 2041[12]	443	493
Fannie Mae Pool #AJ1873 4.00% 2041[12]	374	415
Fannie Mae Pool #AJ0257 4.00% 2041[12]	203	226
Fannie Mae Pool #AL0658 4.50% 2041[12]	837	935
Fannie Mae Pool #AH6099 5.00% 2041[12]	1,948	2,223
Fannie Mae Pool #AI1862 5.00% 2041[12]	1,814	2,073
Fannie Mae Pool #AI3510 5.00% 2041[12]	1,132	1,294
Fannie Mae Pool #AJ0704 5.00% 2041[12]	1,025	1,172
Fannie Mae Pool #AJ5391 5.00% 2041[12]	621	707
Fannie Mae Pool #AE1248 5.00% 2041[12]	338	385
Fannie Mae Pool #AE1277 5.00% 2041[12]	271	309
Fannie Mae Pool #AE1274 5.00% 2041[12]	191	217
Fannie Mae Pool #AE1283 5.00% 2041[12]	149	166
Fannie Mae Pool #AH9479 5.00% 2041[12]	42	48
Fannie Mae Pool #AH8144 5.00% 2041[12]	42	47
Fannie Mae Pool #AP7819 1.91% 2042[6,12]	267	282
Fannie Mae Pool #AL2000 1.942% 2042[6,12]	285	301
Fannie Mae Pool #AL1941 1.952% 2042[6,12]	384	406
Fannie Mae Pool #AL2184 1.981% 2042[6,12]	579	612
Fannie Mae Pool #AL9533 2.034% 2042[6,12]	1,583	1,672
Fannie Mae Pool #AL9532 2.04% 2042[6,12]	3,386	3,575
Fannie Mae Pool #AL9530 2.121% 2042[6,12]	2,303	2,436
Fannie Mae Pool #AX3703 4.00% 2042[12]	5,077	5,618
Fannie Mae Pool #AK6740 4.00% 2042[12]	4,669	5,219
Fannie Mae Pool #AL2745 4.00% 2042[12]	3,648	4,046
Fannie Mae Pool #890407 4.00% 2042[12]	1,294	1,441
Fannie Mae Pool #AK4949 4.00% 2042[12]	266	293
Fannie Mae Pool #AE1290 5.00% 2042[12]	310	352
Fannie Mae Pool #AT5898 3.00% 2043[12]	20,801	22,204
Fannie Mae Pool #AL3829 3.50% 2043[12]	2,934	3,213
Fannie Mae Pool #AT7161 3.50% 2043[12]	1,180	1,281
Fannie Mae Pool #AR1512 3.50% 2043[12]	680	741
Fannie Mae Pool #AT0412 3.50% 2043[12]	320	349
Fannie Mae Pool #AT3954 3.50% 2043[12]	170	185
Fannie Mae Pool #AT0300 3.50% 2043[12]	127	137
Fannie Mae Pool #AV0786 4.00% 2043[12]	3,751	4,156
Fannie Mae Pool #AT2683 4.00% 2043[12]	3,126	3,431
Fannie Mae Pool #BM6240 2.116% 2044[6,12]	3,675	3,886
Fannie Mae Pool #AL8421 3.50% 2044[12]	17,375	18,862
Fannie Mae Pool #AX8521 3.50% 2044[12]	375	410
Fannie Mae Pool #AY1829 3.50% 2044[12]	200	215
Fannie Mae Pool #AW8240 3.50% 2044[12]	56	59
Fannie Mae Pool #AX0817 4.00% 2044[12]	205	220
Fannie Mae Pool #BE5017 3.50% 2045[12]	1,495	1,623
Fannie Mae Pool #BE5009 3.50% 2045[12]	832	893
The Bond Fund of America — Page 37 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AZ7366 4.00% 2045[12]	$23,644	$26,105
Fannie Mae Pool #AS6348 4.00% 2045[12]	4,222	4,677
Fannie Mae Pool #BC4764 3.00% 2046[12]	3,213	3,406
Fannie Mae Pool #MA2833 3.00% 2046[12]	50	53
Fannie Mae Pool #BC9077 3.50% 2046[12]	22,632	24,407
Fannie Mae Pool #BD9236 3.50% 2046[12]	509	541
Fannie Mae Pool #AL8522 3.50% 2046[12]	40	43
Fannie Mae Pool #AS6839 4.00% 2046[12]	5,358	5,862
Fannie Mae Pool #BC1352 4.00% 2046[12]	1,957	2,130
Fannie Mae Pool #BD1968 4.00% 2046[12]	74	81
Fannie Mae Pool #MA2809 4.50% 2046[12]	988	1,052
Fannie Mae Pool #BC8647 4.50% 2046[12]	682	743
Fannie Mae Pool #BD1550 4.50% 2046[12]	347	381
Fannie Mae Pool #BD7529 4.50% 2046[12]	320	348
Fannie Mae Pool #MA2821 4.50% 2046[12]	326	347
Fannie Mae Pool #BD9248 4.50% 2046[12]	236	255
Fannie Mae Pool #BD7600 4.50% 2046[12]	82	89
Fannie Mae Pool #CA0854 3.50% 2047[12]	17,410	18,871
Fannie Mae Pool #BD2440 3.50% 2047[12]	2,494	2,662
Fannie Mae Pool #BE8740 3.50% 2047[12]	1,403	1,519
Fannie Mae Pool #BE8742 3.50% 2047[12]	409	442
Fannie Mae Pool #CA0770 3.50% 2047[12]	260	277
Fannie Mae Pool #BH2846 3.50% 2047[12]	189	206
Fannie Mae Pool #BH2848 3.50% 2047[12]	148	159
Fannie Mae Pool #BH2847 3.50% 2047[12]	143	154
Fannie Mae Pool #CA0453 4.00% 2047[12]	9,563	10,291
Fannie Mae Pool #MA3211 4.00% 2047[12]	5,661	6,110
Fannie Mae Pool #BJ5015 4.00% 2047[12]	2,865	3,147
Fannie Mae Pool #BD3554 4.00% 2047[12]	937	1,006
Fannie Mae Pool #BH3122 4.00% 2047[12]	72	77
Fannie Mae Pool #BM4413 4.50% 2047[12]	8,521	9,301
Fannie Mae Pool #BH0876 4.50% 2047[12]	3,968	4,353
Fannie Mae Pool #BJ3558 4.50% 2047[12]	2,154	2,345
Fannie Mae Pool #BJ3525 4.50% 2047[12]	1,796	1,955
Fannie Mae Pool #BJ3581 4.50% 2047[12]	1,261	1,373
Fannie Mae Pool #MA3002 4.50% 2047[12]	926	983
Fannie Mae Pool #257063 7.00% 2047[12]	46	53
Fannie Mae Pool #256893 7.00% 2047[12]	12	14
Fannie Mae Pool #BF0293 3.00% 2048[12]	9,686	10,330
Fannie Mae Pool #FM5658 3.00% 2048[12]	6,494	6,853
Fannie Mae Pool #BM4488 3.375% 2048[6,12]	8,216	8,558
Fannie Mae Pool #BF0318 3.50% 2048[12]	49,834	53,960
Fannie Mae Pool #CA1532 3.50% 2048[12]	8,021	8,542
Fannie Mae Pool #CA1189 3.50% 2048[12]	1,969	2,095
Fannie Mae Pool #BJ4901 3.50% 2048[12]	1,025	1,121
Fannie Mae Pool #CA2850 4.00% 2048[12]	3,417	3,762
Fannie Mae Pool #BK6840 4.00% 2048[12]	1,851	2,027
Fannie Mae Pool #BK5232 4.00% 2048[12]	1,344	1,476
Fannie Mae Pool #BK9743 4.00% 2048[12]	569	628
Fannie Mae Pool #BK0163 4.50% 2048[12]	3,857	4,207
Fannie Mae Pool #BN1576 4.50% 2048[12]	1,384	1,500
Fannie Mae Pool #BK9761 4.50% 2048[12]	343	377
Fannie Mae Pool #CA2166 4.50% 2048[12]	20	22
Fannie Mae Pool #CA2493 4.50% 2048[12]	4	5
The Bond Fund of America — Page 38 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA3964 3.00% 2049[12]	$133,617	$142,088
Fannie Mae Pool #CA3807 3.00% 2049[12]	1,630	1,745
Fannie Mae Pool #CA3806 3.00% 2049[12]	939	1,009
Fannie Mae Pool #FM2318 3.50% 2049[12]	60,790	65,882
Fannie Mae Pool #CA4021 3.50% 2049[12]	37,980	40,767
Fannie Mae Pool #CA4802 3.50% 2049[12]	34,448	37,574
Fannie Mae Pool #CA4151 3.50% 2049[12]	14,516	15,973
Fannie Mae Pool #BN6708 3.50% 2049[12]	12,985	14,079
Fannie Mae Pool #FM1062 3.50% 2049[12]	12,067	13,225
Fannie Mae Pool #FM1443 3.50% 2049[12]	8,884	9,620
Fannie Mae Pool #BJ8411 3.50% 2049[12]	2,959	3,231
Fannie Mae Pool #BJ8402 3.521% 2049[6,12]	1,579	1,642
Fannie Mae Pool #FM1963 4.00% 2049[12]	53,846	59,488
Fannie Mae Pool #FM1913 4.00% 2049[12]	2,447	2,647
Fannie Mae Pool #BF0320 5.50% 2049[12]	8,119	9,443
Fannie Mae Pool #CA8285 3.00% 2050[12]	69,548	75,215
Fannie Mae Pool #CA5506 3.00% 2050[12]	62,965	67,393
Fannie Mae Pool #BP1948 3.00% 2050[12]	19,022	20,596
Fannie Mae Pool #CA5338 3.00% 2050[12]	15,307	16,159
Fannie Mae Pool #FM2664 3.50% 2050[12]	37,314	40,918
Fannie Mae Pool #BP1954 3.50% 2050[12]	27,316	29,556
Fannie Mae Pool #CA9391 3.00% 2051[12]	238,524	254,356
Fannie Mae Pool #CA8623 3.00% 2051[12]	106,334	115,073
Fannie Mae Pool #CB0041 3.00% 2051[12]	74,047	80,065
Fannie Mae Pool #FM7694 3.00% 2051[12]	24,512	26,289
Fannie Mae Pool #CA8969 3.00% 2051[12]	6,827	7,260
Fannie Mae Pool #MA4381 3.50% 2051[12]	927	988
Fannie Mae Pool #MA4401 3.50% 2051[12]	697	741
Fannie Mae Pool #BF0145 3.50% 2057[12]	20,007	21,818
Fannie Mae Pool #BF0299 3.50% 2058[12]	31,026	33,824
Fannie Mae Pool #BF0264 3.50% 2058[12]	18,720	20,320
Fannie Mae Pool #BF0379 3.50% 2059[12]	52,648	57,395
Fannie Mae Pool #BF0497 3.00% 2060[12]	24,222	25,819
Fannie Mae Pool #BF0481 3.50% 2060[12]	86,964	94,813
Fannie Mae Pool #BF0480 3.50% 2060[12]	51,700	56,657
Fannie Mae, Series 2001-4, Class NA, 9.001% 2025[6,12]	2	2
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[6,12]	—[2]	—[2]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4,12]	302	304
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]	62	76
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	636	713
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]	1,089	1,256
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]	188	214
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]	617	745
Fannie Mae, Series 2002-W1, Class 2A, 5.278% 2042[6,12]	850	936
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.549% 2026[6,12]	10	10
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 2027[6,12]	3,700	4,015
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.174% 2027[6,12]	4,592	5,005
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[12]	430	476
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]	451	430
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]	467	430
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]	170	159
Freddie Mac Pool #G15732 3.00% 2030[12]	8,790	9,351
Freddie Mac Pool #ZT1332 3.00% 2030[12]	7,634	8,078
Freddie Mac Pool #D98356 4.50% 2030[12]	135	146
The Bond Fund of America — Page 39 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #V61295 2.50% 2031[12]	$8,529	$8,975
Freddie Mac Pool #ZK8180 2.50% 2031[12]	3,600	3,788
Freddie Mac Pool #G16634 3.00% 2031[12]	13,168	14,019
Freddie Mac Pool #V61960 3.00% 2033[12]	5,484	5,808
Freddie Mac Pool #A15120 5.50% 2033[12]	3	3
Freddie Mac Pool #G30911 4.00% 2036[12]	3,889	4,252
Freddie Mac Pool #K93532 4.00% 2036[12]	1,272	1,388
Freddie Mac Pool #C91883 4.00% 2036[12]	654	715
Freddie Mac Pool #C91917 3.00% 2037[12]	717	761
Freddie Mac Pool #C91948 4.00% 2037[12]	4,403	4,798
Freddie Mac Pool #G04804 4.50% 2037[12]	1,693	1,889
Freddie Mac Pool #A56076 5.50% 2037[12]	14	17
Freddie Mac Pool #G03695 5.50% 2037[12]	3	4
Freddie Mac Pool #H09093 7.50% 2037[12]	64	74
Freddie Mac Pool #ZT1449 3.00% 2038[12]	62,813	67,321
Freddie Mac Pool #G08248 5.50% 2038[12]	44	51
Freddie Mac Pool #G05267 5.50% 2038[12]	2	3
Freddie Mac Pool #G05196 5.50% 2038[12]	2	3
Freddie Mac Pool #A87873 5.00% 2039[12]	3,065	3,503
Freddie Mac Pool #G06020 5.50% 2039[12]	5	6
Freddie Mac Pool #840222 2.195% 2040[6,12]	1,098	1,166
Freddie Mac Pool #G05937 4.50% 2040[12]	6,705	7,493
Freddie Mac Pool #A93948 4.50% 2040[12]	8	9
Freddie Mac Pool #G05860 5.50% 2040[12]	16	19
Freddie Mac Pool #Q02705 4.50% 2041[12]	3,269	3,676
Freddie Mac Pool #G06956 4.50% 2041[12]	699	781
Freddie Mac Pool #G06769 4.50% 2041[12]	324	362
Freddie Mac Pool #Q01992 4.50% 2041[12]	39	43
Freddie Mac Pool #G06868 4.50% 2041[12]	7	8
Freddie Mac Pool #G06648 5.00% 2041[12]	1,273	1,443
Freddie Mac Pool #Q01658 5.00% 2041[12]	310	345
Freddie Mac Pool #G06841 5.50% 2041[12]	23	26
Freddie Mac Pool #841039 2.191% 2043[6,12]	3,190	3,386
Freddie Mac Pool #Q18236 3.50% 2043[12]	1,185	1,287
Freddie Mac Pool #Q19133 3.50% 2043[12]	799	871
Freddie Mac Pool #Q17696 3.50% 2043[12]	709	775
Freddie Mac Pool #Q22946 4.00% 2043[12]	5,942	6,585
Freddie Mac Pool #Q15874 4.00% 2043[12]	89	96
Freddie Mac Pool #Q28558 3.50% 2044[12]	3,366	3,678
Freddie Mac Pool #760014 2.913% 2045[6,12]	2,650	2,756
Freddie Mac Pool #760012 3.114% 2045[6,12]	758	792
Freddie Mac Pool #760013 3.181% 2045[6,12]	536	561
Freddie Mac Pool #G60238 3.50% 2045[12]	18,697	20,420
Freddie Mac Pool #G60138 3.50% 2045[12]	758	834
Freddie Mac Pool #G60344 4.00% 2045[12]	14,731	16,356
Freddie Mac Pool #V81992 4.00% 2045[12]	805	879
Freddie Mac Pool #G67700 3.50% 2046[12]	6,873	7,506
Freddie Mac Pool #T65375 3.50% 2046[12]	188	197
Freddie Mac Pool #Q43461 4.50% 2046[12]	681	754
Freddie Mac Pool #Q42633 4.50% 2046[12]	651	720
Freddie Mac Pool #Q43312 4.50% 2046[12]	636	704
Freddie Mac Pool #Q44689 4.50% 2046[12]	636	689
Freddie Mac Pool #Q42034 4.50% 2046[12]	315	343
Freddie Mac Pool #760015 2.652% 2047[6,12]	2,966	3,080
The Bond Fund of America — Page 40 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT2100 3.00% 2047[12]	$6,974	$7,387
Freddie Mac Pool #G61733 3.00% 2047[12]	6,350	6,804
Freddie Mac Pool #ZS4747 3.50% 2047[12]	12,267	13,063
Freddie Mac Pool #ZS4735 3.50% 2047[12]	6,013	6,370
Freddie Mac Pool #Q52069 3.50% 2047[12]	2,266	2,458
Freddie Mac Pool #Q51622 3.50% 2047[12]	1,682	1,837
Freddie Mac Pool #Q47615 3.50% 2047[12]	1,272	1,372
Freddie Mac Pool #Q47620 4.00% 2047[12]	12,023	13,155
Freddie Mac Pool #Q52613 4.00% 2047[12]	6,683	7,279
Freddie Mac Pool #G08793 4.00% 2047[12]	4,777	5,150
Freddie Mac Pool #Q52596 4.50% 2047[12]	1,666	1,814
Freddie Mac Pool #Q47828 4.50% 2047[12]	1,056	1,159
Freddie Mac Pool #G67709 3.50% 2048[12]	33,966	37,089
Freddie Mac Pool #Q54701 3.50% 2048[12]	1,566	1,697
Freddie Mac Pool #Q54709 3.50% 2048[12]	1,317	1,421
Freddie Mac Pool #Q54700 3.50% 2048[12]	1,185	1,296
Freddie Mac Pool #Q54781 3.50% 2048[12]	1,142	1,243
Freddie Mac Pool #Q54782 3.50% 2048[12]	1,132	1,221
Freddie Mac Pool #Q55056 3.50% 2048[12]	1,024	1,099
Freddie Mac Pool #Q56590 3.50% 2048[12]	707	769
Freddie Mac Pool #Q56589 3.50% 2048[12]	623	674
Freddie Mac Pool #Q54699 3.50% 2048[12]	608	666
Freddie Mac Pool #Q54831 3.50% 2048[12]	421	461
Freddie Mac Pool #Q54698 3.50% 2048[12]	396	429
Freddie Mac Pool #Q55060 3.50% 2048[12]	381	410
Freddie Mac Pool #Q56591 3.50% 2048[12]	348	373
Freddie Mac Pool #G61628 3.50% 2048[12]	212	230
Freddie Mac Pool #G67711 4.00% 2048[12]	33,390	36,899
Freddie Mac Pool #Q53878 4.00% 2048[12]	7,800	8,492
Freddie Mac Pool #ZA5889 4.00% 2048[12]	2,446	2,644
Freddie Mac Pool #Q56599 4.00% 2048[12]	2,241	2,469
Freddie Mac Pool #G08805 4.00% 2048[12]	1,764	1,891
Freddie Mac Pool #Q56175 4.00% 2048[12]	1,631	1,802
Freddie Mac Pool #Q55971 4.00% 2048[12]	1,528	1,688
Freddie Mac Pool #Q55970 4.00% 2048[12]	675	742
Freddie Mac Pool #Q58411 4.50% 2048[12]	4,521	5,016
Freddie Mac Pool #Q58436 4.50% 2048[12]	2,076	2,326
Freddie Mac Pool #Q58378 4.50% 2048[12]	1,619	1,775
Freddie Mac Pool #Q57242 4.50% 2048[12]	759	836
Freddie Mac Pool #SD7507 3.00% 2049[12]	67,206	71,923
Freddie Mac Pool #QA4692 3.00% 2049[12]	25,008	26,700
Freddie Mac Pool #QA4673 3.00% 2049[12]	10,169	10,881
Freddie Mac Pool #SD0185 3.00% 2049[12]	6,272	6,667
Freddie Mac Pool #SD7508 3.50% 2049[12]	87,263	95,264
Freddie Mac Pool #QA5125 3.50% 2049[12]	32,513	35,463
Freddie Mac Pool #RA1580 3.50% 2049[12]	10,282	11,319
Freddie Mac Pool #RA1463 3.50% 2049[12]	10,250	11,282
Freddie Mac Pool #QA1885 3.50% 2049[12]	6,284	6,823
Freddie Mac Pool #QA0284 3.50% 2049[12]	5,716	6,250
Freddie Mac Pool #QA2748 3.50% 2049[12]	1,413	1,545
Freddie Mac Pool #RA2596 2.50% 2050[12]	4,817	5,024
Freddie Mac Pool #RA2020 3.00% 2050[12]	74,523	78,989
Freddie Mac Pool #SD7517 3.00% 2050[12]	38,755	41,587
Freddie Mac Pool #SD0234 3.00% 2050[12]	37,599	39,973
The Bond Fund of America — Page 41 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA2319 3.00% 2050[12]	$25,104	$26,373
Freddie Mac Pool #SD0187 3.00% 2050[12]	17,658	18,896
Freddie Mac Pool #RA4658 3.00% 2051[12]	53,781	57,680
Freddie Mac Pool #SD8164 3.50% 2051[12]	3,510	3,728
Freddie Mac Pool #SD8163 3.50% 2051[12]	1,152	1,221
Freddie Mac Pool #SD8158 3.50% 2051[12]	713	758
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]	311	347
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]	3,067	3,548
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]	2,305	2,602
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]	1,339	1,535
Freddie Mac, Series 4582, Class GA, 3.75% 2052[6,12]	2,869	2,934
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	2,749	2,792
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[12]	2,000	2,112
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[12]	23,390	24,848
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[12]	774	831
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[12]	5,065	5,480
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[12]	400	440
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[12]	2,951	3,255
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[6,12]	1,000	1,099
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[12]	1,170	1,289
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[12]	955	1,080
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[6,12]	6,045	6,910
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]	4,000	4,594
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]	3,965	4,557
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[6,12]	1,700	1,963
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[6,12]	1,680	1,944
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[12]	172	199
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[6,12]	3,000	3,495
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[12]	62	66
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[12]	5,000	5,658
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]	5,249	5,978
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[12]	23	24
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]	1,291	1,194
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]	350	331
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]	347	326
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]	254	240
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]	167	155
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]	40,373	42,080
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,12]	38,791	40,448
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,12]	32,095	33,456
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[12]	6,636	6,926
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]	4,434	4,622
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[6,12]	13,473	14,084
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[12]	1,322	1,425
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[12]	7,159	7,628
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,12]	18,382	19,748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[12]	69,865	73,194
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]	19,098	20,360
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]	13,055	13,932
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[12]	6,630	7,348
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[12]	30,254	31,779
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[12]	3,760	4,009
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[12]	3,119	3,325
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[12]	1,999	2,132
The Bond Fund of America — Page 42 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[12]	$1,909	$2,003
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[12]	828	869
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[12]	147,781	153,968
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]	41,184	43,457
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[12]	25,578	26,701
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[12]	70,864	73,989
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[12]	59,298	61,880
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[12]	18,952	19,810
Government National Mortgage Assn. 4.50% 2048[12]	3,786	4,046
Government National Mortgage Assn. 2.00% 2051[12,13]	521,300	527,857
Government National Mortgage Assn. 2.50% 2051[12,13]	110,300	113,674
Government National Mortgage Assn. 2.50% 2051[12,13]	64,421	66,507
Government National Mortgage Assn. 3.00% 2051[12,13]	19,735	20,620
Government National Mortgage Assn. 4.00% 2051[12,13]	7,457	7,914
Government National Mortgage Assn. 4.50% 2051[12,13]	45,915	48,964
Government National Mortgage Assn. Pool #MA0908 2.50% 2028[12]	866	895
Government National Mortgage Assn. Pool #AB3820 5.00% 2035[12]	235	254
Government National Mortgage Assn. Pool #AB3587 6.50% 2038[12]	159	177
Government National Mortgage Assn. Pool #AB3819 5.00% 2039[12]	290	313
Government National Mortgage Assn. Pool #004636 4.50% 2040[12]	1,120	1,240
Government National Mortgage Assn. Pool #783689 5.50% 2040[12]	2,039	2,370
Government National Mortgage Assn. Pool #783687 4.50% 2041[12]	4,847	5,273
Government National Mortgage Assn. Pool #AC2886 4.50% 2041[12]	641	693
Government National Mortgage Assn. Pool #AB3664 4.50% 2041[12]	131	140
Government National Mortgage Assn. Pool #AB3818 4.50% 2041[12]	74	79
Government National Mortgage Assn. Pool #783688 5.00% 2041[12]	1,787	1,990
Government National Mortgage Assn. Pool #754353 3.50% 2042[12]	330	345
Government National Mortgage Assn. Pool #AD7620 3.50% 2043[12]	1,115	1,195
Government National Mortgage Assn. Pool #MA2893 4.00% 2045[12]	123	134
Government National Mortgage Assn. Pool #BC1530 3.00% 2047[12]	9,179	9,362
Government National Mortgage Assn. Pool #BC1565 3.00% 2047[12]	3,541	3,603
Government National Mortgage Assn. Pool #MA5594 3.50% 2048[12]	3,844	4,055
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]	3,104	3,301
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]	2,483	2,625
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]	390	412
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[12]	2,051	2,187
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[12]	1,953	2,083
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[12]	1,711	1,826
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[12]	773	824
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[12]	70	76
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[12]	60,368	64,259
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[12]	18,556	19,787
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[12]	15,609	16,696
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[12]	9,878	10,564
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[12]	6,563	7,033
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[12]	1,451	1,549
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[12]	582	622
Government National Mortgage Assn. Pool #MA5754 4.50% 2049[12]	55	58
Government National Mortgage Assn. Pool #MA5755 5.00% 2049[12]	383	409
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[12]	148	159
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[12]	35,888	37,561
Government National Mortgage Assn. Pool #694836 5.661% 2059[12]	1	1
Government National Mortgage Assn. Pool #725879 4.893% 2061[12]	2	2
Government National Mortgage Assn. Pool #725876 4.89% 2061[12]	1	1
The Bond Fund of America — Page 43 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #765136 5.00% 2061[12]	$2	$2
Government National Mortgage Assn. Pool #710085 5.016% 2061[12]	4	5
Government National Mortgage Assn. Pool #721648 5.05% 2061[12]	3	3
Government National Mortgage Assn. Pool #AC1008 4.446% 2063[12]	1	2
Government National Mortgage Assn. Pool #AG8238 4.911% 2064[12]	3	3
Government National Mortgage Assn. Pool #725893 5.20% 2064[12]	—[2]	—[2]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[12]	1	1
Government National Mortgage Assn. Pool #AE9612 4.905% 2065[12]	3	3
Uniform Mortgage-Backed Security 1.50% 2036[12,13]	40,040	40,391
Uniform Mortgage-Backed Security 1.50% 2036[12,13]	21,840	21,997
Uniform Mortgage-Backed Security 2.00% 2036[12,13]	185,967	191,538
Uniform Mortgage-Backed Security 3.00% 2036[12,13]	21,844	22,976
Uniform Mortgage-Backed Security 2.00% 2051[12,13]	1,358,116	1,356,365
Uniform Mortgage-Backed Security 2.00% 2051[12,13]	544,880	545,412
Uniform Mortgage-Backed Security 2.50% 2051[12,13]	2,224,180	2,283,695
Uniform Mortgage-Backed Security 2.50% 2051[12,13]	254,900	262,338
Uniform Mortgage-Backed Security 3.00% 2051[12,13]	835,088	872,785
Uniform Mortgage-Backed Security 3.00% 2051[12,13]	402,828	421,537
Uniform Mortgage-Backed Security 3.50% 2051[12,13]	138,633	146,694
Uniform Mortgage-Backed Security 4.00% 2051[12,13]	56,445	60,478
Uniform Mortgage-Backed Security 4.50% 2051[12,13]	34,916	37,766
		10,993,663
Collateralized mortgage-backed obligations (privately originated) 1.42%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,6,12]	22,523	22,567
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,12]	911	917
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.686% 2029[4,6,12]	5,715	5,736
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,6,12]	3,278	3,336
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,6,12]	2,554	2,613
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,6,12]	15,126	15,168
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,6,12]	15,610	15,631
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[12]	1,952	2,098
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,6,12]	1,697	1,714
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[4,6,12]	3,731	3,913
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,12]	6,770	6,964
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[4,6,12]	1,169	1,220
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,6,12]	6,349	6,465
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]	190	200
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]	73	78
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]	975	1,026
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]	221	229
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[4,6,12]	13,388	13,456
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,12]	17,120	18,713
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,12]	16,501	18,208
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,6,12]	46,292	47,165
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,6,12]	20,150	20,413
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,6,12]	16,752	17,037
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,6,12]	15,545	15,768
Freddie Mac, Series 2020-DNA3, Class M2, (1-month USD-LIBOR + 3.00%) 3.086% 2050[4,6,12]	3,411	3,428
Freddie Mac, Series 2021-DNA2, Class M2, (1-month USD-SOFR + 2.30%) 2.35% 2033[4,6,12]	3,500	3,590
Freddie Mac, Series 2021-DNA5, Class M2, (1-month USD-SOFR + 1.65%) 1.70% 2034[4,6,12]	330	333
Freddie Mac, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 1.936% 2050[4,6,12]	7,220	7,284
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.671% 2036[6,12]	3,450	3,457
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,6,12]	5,550	5,640
The Bond Fund of America — Page 44 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[12]	$1,683	$1,849
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 2052[12]	975	1,046
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,6,12]	5,007	5,033
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,6,12]	5,732	5,742
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,6,12]	9,868	9,888
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2052[4,6,12]	62,022	62,098
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.886% 2053[4,6,12]	15,541	15,594
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.986% 2053[4,6,12]	34,517	34,637
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2055[4,6,12]	29,636	29,696
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[4,6,12]	26,872	26,780
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[4,6,12]	5,736	5,906
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[4,6,12]	282	288
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.085% 2023[4,6,12]	38,698	38,757
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.246% 2021[4,6,12]	65,005	65,071
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[4,6,12]	52,286	52,343
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.79% 2022[4,6,12]	104,386	104,532
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[4,6,12]	116,362	116,362
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[4,6,12]	3,039	3,204
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[4,6,12]	2,810	2,894
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2055[4,6,12]	44,457	44,549
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.786% 2055[4,6,12]	10,672	10,640
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,6,12]	4,825	4,815
Sequoia Mortgage Trust, Series 2007-2, Class 1A2, (1-month USD-LIBOR + 0.38%) 0.467% 2036[6,12]	6,507	6,419
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,6,12]	—[2]	—[2]
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.736% 2054[4,6,12]	32,577	32,618
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.786% 2054[4,6,12]	27,050	27,078
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 0.926% 2037[6,12]	8,144	7,351
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[4,6,12]	255	256
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[4,6,12]	3,647	3,672
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,6,12]	2,671	2,710
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.686% 2057[4,6,12]	608	608
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[4,6,12]	1,550	1,581
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,6,12]	1,017	1,041
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[4,6,12]	715	726
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[4,6,12]	10,000	10,505
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[4,6,12]	10,151	10,436
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[4,6,12]	7,323	7,454
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 2058[4,6,12]	3,615	3,861
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[4,6,12]	5,000	5,219
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,12]	31,099	31,523
ZH Trust, Series 2021-1, Class A, 2.253% 2027[4,12]	1,057	1,061
ZH Trust, Series 2021-2, Class A, 2.349% 2027[4,12]	13,113	13,208
		1,073,418
Commercial mortgage-backed securities 0.90%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[12]	2,750	2,979
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[12]	115	126
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[12]	255	285
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[12]	3,920	4,466
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[12]	135	149
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 2060[12]	3,750	4,106
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[12]	2,546	2,762
The Bond Fund of America — Page 45 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[12]	$330	$357
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[12]	2,510	2,785
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[12]	500	564
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[12]	500	563
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[6,12]	250	286
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,12]	11,116	12,719
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[12]	1,654	1,701
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[4,12]	2,000	2,126
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.934% 2036[4,6,12]	1,000	1,001
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[12]	3,475	3,813
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[12]	5,890	6,671
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[6,12]	90	103
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[12]	6,351	7,313
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[12]	944	961
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[12]	1,000	1,131
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,12]	6,954	8,127
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[12]	730	781
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 2062[12]	5,000	5,377
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[12]	500	545
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.689% 2023[4,6,12]	5,954	5,931
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 1.487% 2023[4,6,12]	3,000	2,996
BX Trust, Series 2018-GW, Class A, 0.884% 2035[4,6,12]	2,684	2,687
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2036[4,6,12]	83,858	84,022
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.05% 2036[4,6,12]	2,036	2,040
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.754% 2038[4,6,12]	15,655	15,681
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.954% 2038[4,6,12]	1,089	1,091
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.184% 2038[4,6,12]	737	740
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.484% 2038[4,6,12]	1,866	1,872
BX Trust, Series 2020-VIV4, Class A, 2.843% 2044[4,12]	7,000	7,312
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[4,12]	4,500	4,893
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[12]	5,576	6,101
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.484% 2026[4,6,12]	7,550	7,574
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[4,12]	500	509
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[12]	2,000	2,125
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[6,12]	1,800	1,912
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2048[12]	1,081	1,121
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[12]	2,740	2,957
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[12]	600	641
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[12]	1,525	1,663
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[12]	6,250	6,662
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[12]	2,930	3,210
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[12]	200	209
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[12]	4,908	5,246
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 2045[12]	1,871	1,913
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[4,12]	700	702
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[12]	700	711
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.464% 2045[4,6,12]	2,000	1,974
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[4,12]	2,000	2,046
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[4,12]	2,000	2,072
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.208% 2046[4,6,12]	2,743	2,837
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,6,12]	830	883
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 2047[12]	910	972
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[12]	1,972	2,091
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 2047[12]	886	960
The Bond Fund of America — Page 46 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[12]	$875	$938
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2047[6,12]	3,000	3,211
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[12]	750	807
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[12]	850	909
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 2047[12]	1,070	1,150
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[6,12]	2,200	2,386
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[12]	1,000	1,070
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[6,12]	4,250	4,555
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[12]	4,000	4,300
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 2050[12]	970	1,037
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 2050[12]	2,261	2,485
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[12]	2,309	2,398
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[6,12]	1,250	1,369
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.277% 2050[6,12]	500	537
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.713% 2048[6,12]	556	593
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 2050[12]	2,375	2,514
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,12]	600	619
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[12]	2,759	2,898
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[12]	500	534
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.164% 2038[4,6,12]	17,540	17,618
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.464% 2038[4,6,12]	4,002	4,027
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.784% 2038[4,6,12]	4,180	4,218
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.334% 2038[4,6,12]	4,171	4,232
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,12]	10,403	10,569
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.004% 2025[4,6,12]	929	930
GS Mortgage Securities Trust, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.284% 2038[4,6,12]	1,000	1,003
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[12]	191	191
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[12]	1,250	1,295
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[4,12]	4,500	4,618
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[6,12]	1,500	1,556
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[12]	3,000	3,165
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 2049[12]	2,500	2,650
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 2049[6,12]	2,654	2,890
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 2050[12]	855	914
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[12]	1,000	1,093
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[12]	255	290
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[12]	9,983	10,235
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2053[12]	174	185
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.234% 2038[4,6,12]	7,000	7,021
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[12]	2,450	2,612
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[12]	8,195	8,748
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[6,12]	600	642
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.633% 2047[6,12]	100	107
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[12]	3,500	3,660
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[12]	1,600	1,757
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[4,12]	3,955	4,082
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[4,12]	1,920	1,972
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[12]	1,020	1,084
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[12]	2,500	2,579
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[6,12]	2,600	2,679
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.239% 2047[6,12]	750	765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,12]	5,095	5,595
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.085% 2022[4,6,9,10,12]	17,808	17,808
The Bond Fund of America — Page 47 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,12]	$4,874	$4,865
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[4,12]	3,126	3,191
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.885% 2026[4,6,12]	23,390	23,450
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[12]	2,175	2,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[6,12]	1,511	1,558
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[12]	1,934	2,056
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.297% 2046[6,12]	4,035	4,252
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.909% 2046[6,12]	1,000	1,065
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[12]	959	1,006
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[12]	5,096	5,455
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[12]	525	571
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[6,12]	2,000	2,148
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[12]	250	267
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[12]	1,870	1,996
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 2048[12]	1,300	1,393
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[12]	250	260
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 2049[12]	3,000	3,218
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[12]	5,280	5,820
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 2050[12]	559	600
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[12]	1,730	1,879
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[6,12]	567	599
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.00% 2038[4,6,12]	4,174	4,186
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.30% 2038[4,6,12]	1,048	1,051
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2038[4,6,12]	314	316
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[4,12]	1,220	1,235
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[4,12]	1,000	1,013
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,12]	49,845	51,643
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.661% 2036[4,6,12]	51,039	51,001
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.01% 2036[4,6,12]	2,000	2,001
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[12]	290	311
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[12]	4,380	4,735
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[12]	1,400	1,527
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[12]	7,021	7,534
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 2048[12]	1,137	1,247
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[6,12]	585	615
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[12]	865	876
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[12]	6,190	6,553
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[12]	380	406
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[12]	6,370	7,051
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 2050[12]	1,154	1,268
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[12]	2,302	2,458
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[12]	6,500	7,171
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[12]	3,898	4,215
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[4,12]	1,667	1,644
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.709% 2058[6,12]	1,000	1,058
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[12]	3,853	4,106
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[12]	1,320	1,432
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[12]	600	652
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[12]	510	560
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class AS, 3.311% 2045[12]	255	262
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[12]	500	516
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[6,12]	1,000	1,028
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[12]	5,000	5,112
The Bond Fund of America — Page 48 of 64

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[12]	$415	$420
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.169% 2046[6,12]	1,450	1,525
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[6,12]	2,000	2,115
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[6,12]	2,000	2,067
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[12]	2,038	2,145
		676,204
Total mortgage-backed obligations		12,743,285
Asset-backed obligations 2.86%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[4,12]	11,605	11,698
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[4,12]	6,155	6,356
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[4,12]	10,350	10,916
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[4,12]	9,000	9,030
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[4,12]	9,410	10,041
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[4,12]	47,950	51,431
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[4,12]	12,814	13,343
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[4,12]	6,460	6,729
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[4,12]	22,390	22,392
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[4,12]	3,398	3,394
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,12]	6,472	6,646
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[4,12]	1,211	1,210
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,12]	1,660	1,753
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[4,12]	5,000	5,019
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[4,12]	3,581	3,885
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[4,12]	14,038	14,071
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[4,12]	3,186	3,203
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,12]	3,927	3,935
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,12]	7,643	7,760
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 2026[4,12]	1,530	1,563
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,12]	4,048	4,055
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[4,12]	12,733	12,734
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,12]	2,226	2,229
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[4,12]	8,103	8,072
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[12]	6,085	6,077
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[12]	6,765	6,748
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[12]	15,943	15,934
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[4,6,12]	3,290	3,290
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,12]	681	692
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[4,12]	4,310	4,496
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[4,12]	1,830	1,835
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[4,12]	914	932
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,12]	1,882	1,887
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[4,12]	1,533	1,529
Blackbird Capital II Aircraft Lease Ltd. / Blackbird Capital II Aircraft Lease US LLC, Series 2021-1, Class A, 2.443% 2046[4,12]	25,390	25,482
Blackbird Capital II Aircraft Lease Ltd. / Blackbird Capital II Aircraft Lease US LLC, Series 2021-1, Class B, 3.446% 2046[4,12]	2,870	2,893
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[12]	650	674
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[12]	580	578
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[12]	568	566
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[12]	7,807	7,822
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,12]	7,215	7,217
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,12]	93,968	95,308
The Bond Fund of America — Page 49 of 64

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,12]	$12,934	$12,960
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,12]	11,329	11,508
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,12]	1,480	1,495
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[4,12]	69,503	70,018
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[4,12]	6,007	6,030
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[4,12]	8,075	8,130
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[4,12]	2,828	2,854
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[4,12]	1,110	1,119
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[4,12]	1,844	1,867
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[4,12]	606	617
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[4,12]	1,104	1,123
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[4,12]	12,737	12,604
CLI Funding LLC, Series 2021-1A, Class B, 2.38% 2046[4,12]	1,430	1,422
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,6,12]	1,405	1,410
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[4,12]	1,050	1,055
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,12]	1,664	1,675
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,12]	4,273	4,381
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,12]	5,325	5,410
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,12]	1,915	1,915
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,12]	1,643	1,643
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[4,12]	2,829	2,869
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[4,12]	681	694
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[4,12]	598	630
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class C, 4.04% 2027[4,12]	1,309	1,318
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[4,12]	3,739	3,778
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,12]	15,748	15,973
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[4,12]	4,118	4,216
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[4,12]	12,100	12,116
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 0.264% 2035[6,12]	1,100	1,078
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.224% 2037[6,12]	1,768	1,690
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.234% 2037[6,12]	2,689	2,587
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[12]	12,600	12,604
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44% 2024[12]	12,750	12,768
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[12]	330	330
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[12]	18	18
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[12]	7,572	7,595
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[12]	1,535	1,544
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[12]	12,690	12,830
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]	6,275	6,344
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[12]	8,278	8,435
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[12]	3,573	3,623
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[12]	6,030	6,206
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[12]	16,107	16,183
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[12]	10,586	10,981
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[12]	12,158	12,201
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[4,12]	673	673
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[4,12]	2,000	2,012
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,12]	1,749	1,766
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,12]	2,870	2,955
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,12]	4,862	4,908
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,12]	6,800	7,017
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,12]	2,279	2,281
The Bond Fund of America — Page 50 of 64

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,12]	$1,242	$1,239
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,12]	3,269	3,309
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[4,12]	1,861	1,930
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[4,12]	1,813	1,949
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,12]	3,538	3,549
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,12]	3,693	3,705
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,12]	2,495	2,502
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[4,6,12]	2,262	2,262
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[4,12]	1,494	1,491
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[4,12]	853	864
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[4,12]	1,496	1,504
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[4,12]	1,807	1,812
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,12]	7,536	7,599
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,12]	4,479	4,513
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[4,12]	915	919
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[12]	10,267	10,285
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[12]	3,432	3,470
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[4,12]	6,890	6,979
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 2025[4,12]	15,000	15,380
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,12]	5,000	5,151
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,12]	15,535	16,010
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[4,12]	2,715	2,787
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,12]	10,000	10,366
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[12]	11,158	11,186
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[12]	2,977	3,032
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[4,12]	2,055	2,184
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[12]	16,131	16,110
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[4,12]	41	41
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[4,12]	2,100	2,102
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[4,12]	950	955
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,12]	33,372	33,294
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,12]	45,619	47,219
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,12]	19,385	20,777
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[4,12]	21,970	22,094
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[12]	2,625	2,674
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[4,12]	6,094	6,098
Freedom Financial, Series 2021-3FP, Class A, 0.62% 2028[4,12]	2,692	2,699
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[4,12]	1,598	1,620
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[4,12]	898	895
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[4,12]	9,954	10,032
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[4,12]	270	270
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,12]	9,760	10,229
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,12]	3,283	3,328
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,12]	1,388	1,412
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,12]	4,589	4,665
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[4,12]	1,338	1,358
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,12]	61,622	61,562
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,12]	44,620	44,732
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,12]	3,612	3,587
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[12]	786	808
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[12]	1,111	1,151
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 2026[12]	3,700	3,712
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.284% 2041[4,6,12]	534	525
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 0.284% 2041[4,6,12]	266	265
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[4,12]	81,838	82,219
The Bond Fund of America — Page 51 of 64

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[4,12]	$6,809	$6,847
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[4,12]	3,902	3,940
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[4,12]	92,439	92,769
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[4,12]	8,169	8,239
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[4,12]	3,138	3,182
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.016% 2035[6,12]	853	854
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.134% 2030[4,6,12]	5,100	5,100
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.276% 2029[4,6,12]	5,950	5,950
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[4,12]	23,200	23,278
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,12]	6,958	6,961
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[4,12]	1,291	1,295
Navient Student Loan Trust, Series 2020-CA, Class A2A, 2.15% 2068[4,12]	8,217	8,458
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[4,12]	9,382	9,376
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[4,12]	8,108	8,101
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[4,12]	14,502	14,464
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,12]	40,806	40,911
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.829% 2062[4,6,12]	32,673	32,759
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,12]	2,531	2,524
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,12]	47,239	47,246
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,12]	106,459	106,630
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.095% 2030[4,6,12]	1,645	1,645
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[4,12]	15,641	15,710
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[4,12]	700	705
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[4,12]	5,033	5,049
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[4,12]	10,536	10,552
OSW Structured Asset Trust, Series 2020-RPL1, Class A2, 4.569% 2059[4,6,12]	4,521	4,560
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[4,6,12]	7,690	7,725
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.104% 2027[4,6,12]	6,101	6,102
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.184% 2027[4,6,12]	10,612	10,615
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.129% 2028[4,6,12]	11,045	11,050
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.034% 2029[4,6,12]	2,307	2,307
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[4,12]	51,095	50,973
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,12]	3,940	3,996
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,12]	2,435	2,491
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.336% 2051[4,6,12]	6,449	6,476
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 0.216% 2036[6,12]	123	122
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[12]	2,700	2,708
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[12]	8,621	8,730
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[12]	9,308	9,325
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[12]	6,125	6,190
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[12]	4,975	5,112
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[12]	25,000	26,072
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[12]	17,331	17,404
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[12]	12,159	12,240
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[12]	5,159	5,235
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[12]	9,395	9,419
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[12]	12,526	12,529
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[12]	11,111	11,165
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,12]	17,714	17,782
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,12]	3,261	3,284
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.584% 2053[4,6,12]	3,083	3,087
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[4,12]	7,900	7,793
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.206% 2030[4,6,12]	2,680	2,680
The Bond Fund of America — Page 52 of 64

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,12]	$17,344	$17,345
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[4,12]	6,832	6,894
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[4,12]	504	512
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,12]	3,667	3,707
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,12]	16,598	16,855
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[4,12]	7,012	7,206
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,12]	17,400	17,625
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[4,12]	1,711	1,740
Towd Point Mortgage Trust, Series 2015-3, Class M1, 4.00% 2054[4,6,12]	4,715	4,785
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,12]	6,000	6,295
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[4,12]	5,335	5,411
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[4,6,12]	27,912	27,881
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[4,12]	3,197	3,226
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[4,12]	13,393	13,307
Triton Container Finance VIII LLC, Series 2021-1A, Class B, 2.58% 2046[4,12]	1,105	1,100
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[4,12]	238	239
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,12]	4,153	4,188
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[4,12]	3,345	3,402
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,12]	10,314	10,318
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,12]	13,309	13,327
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,12]	8,825	8,821
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,12]	8,060	8,182
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[4,12]	5,225	5,391
		2,164,768
Bonds & notes of governments & government agencies outside the U.S. 1.91%
Abu Dhabi (Emirate of) 3.125% 2027[4]	17,700	19,219
Abu Dhabi (Emirate of) 3.875% 2050[4]	9,900	11,336
Abu Dhabi (Emirate of) 2.70% 2070[4]	4,925	4,420
Angola (Republic of) 8.00% 2029[4]	5,000	5,134
Argentine Republic 1.00% 2029	1,034	395
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[5]	12,086	4,463
Argentine Republic 0% 2035	25,700	161
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[5]	5,349	1,763
Asian Development Bank 0.625% 2024	4,702	4,702
Asian Development Bank 1.50% 2024	15,979	16,423
Asian Development Bank 2.50% 2027	3,451	3,718
Asian Development Bank 2.75% 2028	3	3
Bermuda 2.375% 2030[4]	2,840	2,826
Bermuda 3.375% 2050[4]	8,200	8,258
Chile (Republic of) 3.10% 2041	13,200	12,765
China (People’s Republic of), Series INBK, 3.81% 2050	CNY75,960	12,479
China (People’s Republic of), Series INBK, 3.72% 2051	274,040	44,810
China Development Bank Corp., Series 2012, 3.34% 2025	53,800	8,441
Colombia (Republic of) 4.125% 2051	$18,640	16,061
Colombia (Republic of), Series B, 5.75% 2027	COP152,975,600	37,806
Costa Rica (Republic of) 7.00% 2044	$2,178	2,156
Cote d’Ivoire (Republic of) 6.375% 2028[4]	7,275	8,014
CPPIB Capital, Inc. 0.50% 2024[4]	7,990	7,966
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 0.05% 2026[4,6]	6,621	6,923
CPPIB Capital, Inc. 0.875% 2026[4]	8,156	7,974
Dominican Republic 6.875% 2026[4]	4,300	4,977
Dominican Republic 6.40% 2049[4]	1,648	1,749
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,503
Egypt (Arab Republic of) 6.588% 2028[4]	$1,610	1,621
The Bond Fund of America — Page 53 of 64

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 5.625% 2030	€1,060	$1,176
Egypt (Arab Republic of) 7.053% 2032[4]	$5,100	4,956
Egypt (Arab Republic of) 8.50% 2047[4]	2,245	2,175
European Investment Bank 2.25% 2024	7,800	8,169
European Investment Bank 1.625% 2025	33,983	35,094
European Investment Bank 0.75% 2026	5,930	5,852
European Investment Bank 2.375% 2027	2,792	2,984
Export-Import Bank of China 2.93% 2025	CNY242,000	37,452
Export-Import Bank of India 3.375% 2026	$7,000	7,440
Export-Import Bank of India 3.875% 2028	3,000	3,224
Export-Import Bank of India 3.25% 2030	9,100	9,254
Export-Import Bank of India 2.25% 2031[4]	25,000	23,273
Gabonese Republic 6.375% 2024	772	824
Gabonese Republic 6.95% 2025	700	759
Gabonese Republic 6.625% 2031[4]	600	592
Honduras (Republic of) 7.50% 2024	3,330	3,530
Honduras (Republic of) 6.25% 2027[4]	1,400	1,522
Honduras (Republic of) 6.25% 2027	968	1,053
Hungary (Republic of) 2.125% 2031[4]	12,195	12,027
Indonesia (Republic of) 6.625% 2037	12,000	16,389
Indonesia (Republic of) 4.20% 2050	1,785	1,981
Inter-American Development Bank 0.50% 2024	826	824
Inter-American Development Bank 1.75% 2025	7,639	7,912
Inter-American Development Bank 1.125% 2028	2,782	2,739
International Bank for Reconstruction and Development 0.75% 2025	4,974	4,983
International Bank for Reconstruction and Development 1.625% 2025	12,573	12,970
Israel (State of) 3.375% 2050	4,630	4,921
Israel (State of) 3.875% 2050	37,900	43,275
Japan Bank for International Cooperation 1.875% 2031	6,576	6,683
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,890	3,126
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	659
Kenya (Republic of) 6.875% 2024[4]	6,425	7,052
KfW 0.625% 2026	6,778	6,699
Morocco (Kingdom of) 2.375% 2027[4]	7,000	6,869
Morocco (Kingdom of) 1.50% 2031	€15,000	16,088
Morocco (Kingdom of) 3.00% 2032[4]	$10,000	9,530
Morocco (Kingdom of) 5.50% 2042	25,300	28,576
Morocco (Kingdom of) 5.50% 2042[4]	1,500	1,694
Morocco (Kingdom of) 4.00% 2050[4]	7,700	7,044
Oesterreichische Kontrollbank AG 0.50% 2024	6,622	6,604
Ontario Teachers’ Finance Trust 0.875% 2026[4]	7,433	7,324
Ontario Teachers’ Finance Trust 2.00% 2031[4]	6,787	6,844
Panama (Republic of) 3.75% 2026[4]	41,695	44,843
Panama (Republic of) 3.875% 2028	10,000	10,880
Panama (Republic of) 2.252% 2032	36,365	34,304
Panama (Republic of) 4.50% 2047	1,090	1,193
Panama (Republic of) 4.50% 2050	5,925	6,471
Panama (Republic of) 4.30% 2053	3,242	3,442
Panama (Republic of) 4.50% 2056	8,915	9,732
Panama (Republic of) 3.87% 2060	19,858	19,494
Panama Bonos Del Tesoro 3.362% 2031	28,000	28,280
Paraguay (Republic of) 4.95% 2031[4]	5,000	5,659
Paraguay (Republic of) 2.739% 2033[4]	1,618	1,559
Paraguay (Republic of) 5.60% 2048[4]	1,715	1,994
Peru (Republic of) 6.35% 2028	PEN33,100	8,281
The Bond Fund of America — Page 54 of 64

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 5.94% 2029	PEN41,000	$9,977
Peru (Republic of) 2.783% 2031	$51,700	51,292
Peru (Republic of) 6.15% 2032	PEN34,900	8,197
Peru (Republic of) 2.78% 2060	$39,745	33,654
PETRONAS Capital, Ltd. 3.50% 2030[4]	4,450	4,824
PETRONAS Capital, Ltd. 4.55% 2050[4]	5,695	6,998
Philippines (Republic of) 1.648% 2031	17,514	16,707
Philippines (Republic of) 6.375% 2034	18,000	24,894
Philippines (Republic of) 3.95% 2040	4,000	4,371
Philippines (Republic of) 3.70% 2041	19,000	20,158
Philippines (Republic of) 3.70% 2042	21,300	22,617
Philippines (Republic of) 2.65% 2045	13,236	12,135
Philippines (Republic of) 2.95% 2045	15,091	14,410
Philippines (Republic of) 3.20% 2046	9,100	8,979
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	3,719	3,740
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	2,050	2,242
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	10,000	10,888
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	3,310	3,604
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	8,528	10,447
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	1,867	2,287
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	910	1,048
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	655	843
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	2,690	3,155
Qatar (State of) 3.875% 2023[4]	10,830	11,405
Qatar (State of) 3.75% 2030[4]	39,070	44,067
Qatar (State of) 4.40% 2050[4]	32,960	40,297
Romania 3.624% 2030	€3,592	4,691
Romania 2.00% 2032	1,400	1,580
Romania 3.50% 2034	7,600	9,678
Romania 3.50% 2034	6,485	8,258
Russian Federation 2.875% 2025	7,500	9,534
Russian Federation 4.375% 2029	$23,400	26,542
Russian Federation 1.85% 2032	€12,500	14,465
Russian Federation 5.10% 2035	$52,800	63,313
Russian Federation 5.10% 2035[4]	800	959
Russian Federation 5.25% 2047	10,000	12,694
Saudi Arabia (Kingdom of) 3.25% 2026[4]	4,170	4,501
Saudi Arabia (Kingdom of) 3.628% 2027[4]	3,800	4,166
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	3,421
Saudi Arabia (Kingdom of) 2.25% 2033[4]	25,000	24,356
Saudi Arabia (Kingdom of) 4.50% 2046	8,000	9,251
Saudi Arabia (Kingdom of) 3.45% 2061[4]	23,000	22,630
Tunisia (Republic of) 5.625% 2024	€3,000	2,954
Turkey (Republic of) 4.25% 2026	$9,300	8,793
Turkey (Republic of) 4.875% 2026	2,380	2,287
Ukraine 6.75% 2026	€453	571
United Mexican States 3.25% 2030	$1,515	1,555
United Mexican States 2.659% 2031	3,293	3,185
United Mexican States 4.75% 2044	2,500	2,671
United Mexican States 5.00% 2051	9,010	9,912
United Mexican States 3.75% 2071	11,315	9,805
United Mexican States 5.75% 2110	3,850	4,394
		1,447,742
The Bond Fund of America — Page 55 of 64

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Bonds, notes & other debt instruments (continued) Municipals 0.70% California 0.02%	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	$3,725	$3,725
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	6,585	6,591
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	5,150	4,993
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	340	345
		15,654
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,685	1,756
Illinois 0.52%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,400	17,206
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	56,485	68,540
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	7,303
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	13,760	13,339
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,310
G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,324
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,620
G.O. Bonds, Series 2020-A, 3.14% 2024	1,520	1,572
G.O. Bonds, Series 2020-A, 3.24% 2025	2,245	2,334
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,634
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	8,815
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	22,459	23,707
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	161,540	188,408
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	7,945	9,410
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,212
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,892
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,094
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	5,725	7,102
G.O. Rev. Ref. Bonds, Series 2016, 6.15% 2025	6,205	7,035
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.05% 2050 (put 2025)[6]	6,275	6,414
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	670	718
		389,989
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046	560	590
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	690	723
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	2,190	2,280
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	1,305	1,347
The Bond Fund of America — Page 56 of 64

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Bonds, notes & other debt instruments (continued) Municipals (continued) Massachusetts 0.00%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	$400	$420
Michigan 0.02%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	2,650	2,681
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	9,475	10,065
		12,746
Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	330	344
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	2,765	2,932
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,750	1,837
		5,113
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	660	697
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	545	568
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,020	2,148
		2,716
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,645
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	39,115	38,943
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,140	1,196
		40,139
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	24,665	25,921
South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	540	583
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	2,130	2,232
		2,815
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	750	797
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	330	341
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,705	1,799
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	2,240	2,377
		5,314
The Bond Fund of America — Page 57 of 64

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Bonds, notes & other debt instruments (continued) Municipals (continued) Texas 0.02%	Principal amount (000)	Value (000)
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	$8,155	$8,434
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,551
		14,985
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	575	614
Wisconsin 0.00%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	975	1,025
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,445	1,521
		2,546
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	345	361
Total municipals		532,371
Federal agency bonds & notes 0.00%
Fannie Mae 1.625% 2025[1]	7	7
Total bonds, notes & other debt instruments (cost: $71,977,608,000)		73,036,458
Common stocks 0.06% Health care 0.05%	Shares
Rotech Healthcare, Inc.[9,10,14,15]	342,069	36,943
Consumer discretionary 0.01%
MYT Holding Co., Class B9,14	521,407	2,737
NMG Parent LLC[14]	4,595	632
		3,369
Energy 0.00%
Diamond Offshore Drilling, Inc.[14]	472,031	2,797
Total common stocks (cost: $25,286,000)		43,109
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 1.299% noncumulative preferred shares[4]	6,250	5,000
Total preferred securities (cost: $5,820,000)		5,000
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[9,14]	18,410	427
Total rights & warrants (cost: $112,000)		427
The Bond Fund of America — Page 58 of 64

unaudited
Short-term securities 12.66% Money market investments 12.64%		Shares	Value (000)
Capital Group Central Cash Fund 0.06%[16,17]		95,699,070	$9,570,864
Interest bearing bills & notes 0.02%	Coupon rate	Principal amount (000)
Pacific Gas and Electric Co. (3-month USD-LIBOR + 1.375%) 11/15/2021[6]	1.500%	$15,000	15,000
Total short-term securities (cost: $9,585,408,000)			9,585,864
Total investment securities 109.21% (cost: $81,594,234,000)			82,670,858
Other assets less liabilities (9.21)%			(6,972,133)
Net assets 100.00%			$75,698,725
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 9/30/2021[19] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
90 Day Euro Dollar Futures	Long	28	March 2022	$7,000	$6,990	$—[2]
90 Day Euro Dollar Futures	Long	2,174	December 2022	543,500	540,810	(312)
2 Year U.S. Treasury Note Futures	Short	2,477	December 2021	(495,400)	(545,075)	(169)
5 Year U.S. Treasury Note Futures	Long	5,902	December 2021	590,200	724,424	198
10 Year Euro-Bund Futures	Short	297	December 2021	€(29,700)	(58,423)	977
10 Year U.S. Treasury Note Futures	Short	8,275	December 2021	$(827,500)	(1,089,068)	9,440
10 Year Ultra U.S. Treasury Note Futures	Short	39,971	December 2021	(3,997,100)	(5,805,788)	93,895
20 Year U.S. Treasury Bond Futures	Long	11,127	December 2021	1,112,700	1,771,627	(47,920)
30 Year Ultra U.S. Treasury Bond Futures	Long	16,557	December 2021	1,655,700	3,163,422	(98,549)
						$(42,440)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD20,828	PEN85,000	Morgan Stanley	10/7/2021	$273
CAD51,730	USD41,066	HSBC Bank	10/8/2021	(225)
USD167,323	EUR141,170	Morgan Stanley	10/12/2021	3,760
AUD55,820	USD41,258	HSBC Bank	10/12/2021	(901)
NZD59,780	USD42,473	Morgan Stanley	10/12/2021	(1,207)
KRW96,400,000	USD82,743	Citibank	10/12/2021	(1,361)
USD84,751	JPY9,307,000	JPMorgan Chase	10/13/2021	1,119
USD53,065	EUR44,878	JPMorgan Chase	10/18/2021	1,062
USD2,364	MXN47,221	Citibank	10/18/2021	83
KRW50,350,000	USD43,011	Citibank	10/21/2021	(512)
USD39,597	COP151,894,400	Citibank	10/22/2021	(228)
USD22,683	EUR19,334	Goldman Sachs	10/25/2021	277
USD44,582	CNH290,000	Citibank	10/25/2021	(301)
USD1,326	MXN26,984	Bank of America	12/16/2021	34
USD884	MXN18,030	Bank of America	12/16/2021	21
USD857	MXN17,930	Bank of America	12/16/2021	(2)
The Bond Fund of America — Page 59 of 64

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Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD4,717	PEN19,550	Citibank	8/26/2022	$110
USD3,654	PEN15,060	Morgan Stanley	8/26/2022	105
				$2,107
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
U.S. EFFR	0.1525%	7/27/2022	$16,750,000	$(671)	$—	$(671)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	195	—	195
2.987%	3-month USD-LIBOR	2/7/2038	37,000	6,647	—	6,647
3.193%	3-month USD-LIBOR	5/21/2038	45,000	9,558	—	9,558
3.062%	3-month USD-LIBOR	7/31/2038	23,500	4,569	—	4,569
2.835%	3-month USD-LIBOR	1/10/2039	21,500	3,492	—	3,492
2.874%	3-month USD-LIBOR	2/6/2039	13,900	2,346	—	2,346
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	6,023	—	6,023
3-month USD-LIBOR	0.81%	7/28/2045	449,300	92,496	(266)	92,762
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	431	—	431
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	1,637	—	1,637
3-month USD-LIBOR	0.811%	7/27/2050	445,000	107,314	—	107,314
3-month USD-LIBOR	1.972%	4/26/2051	65,600	(2,032)	—	(2,032)
3-month USD-LIBOR	1.9855%	4/26/2051	97,700	(3,341)	—	(3,341)
3-month USD-LIBOR	1.953%	4/27/2051	65,600	(1,735)	—	(1,735)
3-month USD-LIBOR	1.9895%	4/27/2051	101,200	(3,557)	—	(3,557)
3-month USD-LIBOR	1.9778%	4/28/2051	38,400	(1,243)	—	(1,243)
					$(266)	$222,395
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium (received) paid (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$54,858	$(5,000)	$(4,937)	$(63)
CDX.EM.36	1.00%/Quarterly	12/20/2026	65,000	2,599	2,259	340
CDX.NA.HY.37	5.00%/Quarterly	12/20/2026	117,317	(10,786)	(10,920)	134
					$(13,598)	$411
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2021 (000)
1.00%/Quarterly	CDX.NA.IG.37	12/20/2026	$684,270	$16,196	$16,261	$(65)
The Bond Fund of America — Page 60 of 64

unaudited
Investments in affiliates17

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)
Short-term securities 12.64%
Money market investments 12.64%
Capital Group Central Cash Fund 0.06%[16]	$16,368,185	$18,134,905	$24,932,007	$(281)	$62	$9,570,864	$5,883
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $240,581,000, which represented .32% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,444,272,000, which represented 12.48% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $63,046,000, which represented .08% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,131,000, which represented less than .01% of the net assets of the fund.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 9/30/2021.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$12,646	$36,943.05%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Bond Fund of America — Page 61 of 64

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $17,225,904,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $303,065,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $6,885,581,000 and $427,736,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$30,932,073	$—	$30,932,073
Corporate bonds, notes & loans	—	25,211,081	5,131	25,216,212
Mortgage-backed obligations	—	12,725,477	17,808	12,743,285
Asset-backed obligations	—	2,164,768	—	2,164,768
Bonds & notes of governments & government agencies outside the U.S.	—	1,447,742	—	1,447,742
Municipals	—	532,371	—	532,371
Federal agency bonds & notes	—	7	—	7
Common stocks	100	6,066	36,943	43,109
Preferred securities	—	5,000	—	5,000
Rights & warrants	—	427	—	427
Short-term securities	9,570,864	15,000	—	9,585,864
Total	$9,570,964	$73,040,012	$59,882	$82,670,858
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$104,510	$—	$—	$104,510
Unrealized appreciation on open forward currency contracts	—	6,844	—	6,844
Unrealized appreciation on interest rate swaps	—	234,974	—	234,974
Unrealized appreciation on credit default swaps	—	474	—	474
Liabilities:
Unrealized depreciation on futures contracts	(146,950)	—	—	(146,950)
Unrealized depreciation on open forward currency contracts	—	(4,737)	—	(4,737)
Unrealized depreciation on interest rate swaps	—	(12,579)	—	(12,579)
Unrealized depreciation on credit default swaps	—	(128)	—	(128)
Total	$(42,440)	$224,848	$—	$182,408
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America — Page 63 of 64

unaudited
Key to abbreviations and symbols
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	G.O. = General Obligation
AUD = Australian dollars	ICE = Intercontinental Exchange, Inc.
Auth. = Authority	JPY = Japanese yen
CAD = Canadian dollars	KRW = South Korean won
CLO = Collateralized Loan Obligations	LIBOR = London Interbank Offered Rate
CMO = Collateralized Mortgage Obligations	MXN = Mexican pesos
CNH/CNY = Chinese yuan renminbi	NZD = New Zealand dollars
COP = Colombian pesos	PEN = Peruvian nuevos soles
Dept. = Department	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Econ. = Economic	SIFMA = Securities Industry and Financial Markets Association
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
Fac. = Facility	USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-008-1121O-S85336	The Bond Fund of America — Page 64 of 64